UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-4997

Exact name of registrant as specified in charter:
Delaware Group Equity Funds V

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2006

Item 1. Reports to Stockholders

Semiannual Report                                Delaware
                                                 Dividend Income Fund
                                                 May 31, 2006



                                                 Value equity



[DELAWARE LOGO]                                  [LOGO] POWERED BY RESEARCH (R)

Table of contents


> Disclosure of Fund expenses ..............................................   1

> Sector allocation. .......................................................   2

> Statement of net assets ..................................................   3

> Statement of operations ..................................................  11

> Statements of changes in net assets ......................................  12

> Financial highlights .....................................................  13

> Notes to financial statements ............................................  18

> Other Fund information ...................................................  22

> About the organization ...................................................  24


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2005 to May 31, 2006.


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 to May 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Dividend Income Fund
Expense Analysis of an Investment of $1,000


                                                                      Expenses
                         Beginning        Ending                     Paid During
                          Account         Account       Annualized     Period
                           Value           Value         Expense     12/1/05 to
                          12/1/05         5/31/06         Ratios      5/31/06*
______________________________________________________________________________

Actual Fund return

Class A                  $1,000.00       $1,051.70      1.00%         $5.12
Class B                   1,000.00        1,047.80      1.75%          8.93
Class C                   1,000.00        1,048.70      1.75%          8.94
Class R                   1,000.00        1,050.50      1.25%          6.39
Institutional Class       1,000.00        1,053.00      0.75%          3.84
________________________________________________________________________________

With hypothetical 5% return (5% return before expenses)

Class A                  $1,000.00       $1,019.95      1.00%         $5.04
Class B                   1,000.00        1,016.21      1.75%          8.80
Class C                   1,000.00        1,016.21      1.75%          8.80
Class R                   1,000.00        1,018.70      1.25%          6.29
Institutional Class       1,000.00        1,021.19      0.75%          3.78
________________________________________________________________________________


*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation

Delaware Dividend Income Fund

As of May 31, 2006


                                                                  Percentage
Sector                                                          of Net Assets
________________________________________________________________________________

Common Stock                                                         54.33%

Consumer Discretionary                                                4.00%
Consumer Staples                                                      4.98%
Diversified REITs                                                     1.07%
Energy                                                                2.39%
Financials                                                            9.53%
Health Care                                                           7.26%
Health Care REITs                                                     0.31%
Industrial REITs                                                      1.29%
Industrials                                                           3.03%
Information Technology                                                4.59%
Lodging/Resort REITs                                                  1.61%
Mall REITs                                                            1.48%
Manufactured Housing REITs                                            0.31%
Materials                                                             1.14%
Mortgage REITs                                                        2.72%
Multifamily REITs                                                     0.50%
Office/Industrial REITs                                               0.50%
Office REITs                                                          1.86%
Shopping Centers REITs                                                1.94%
Speciality REITs                                                      0.46%
Telecommunications                                                    2.23%
Utilities                                                             1.13%
________________________________________________________________________________

Corporate Bonds                                                      22.55%

Banking                                                               0.21%
Basic Industries                                                      2.81%
Brokerage                                                             0.68%
Capital Goods                                                         1.45%
Consumer Cyclical                                                     1.68%
Consumer Non-Cyclical                                                 2.65%
Energy                                                                1.27%
Finance Companies                                                     0.20%
Media                                                                 3.06%
Real Estate                                                           0.43%
Services Cyclical                                                     2.85%
Services Non-Cyclical                                                 1.36%
Technology & Electronics                                              0.51%
Telecommunications                                                    2.02%
Utilities                                                             1.37%
________________________________________________________________________________

Convertible Bonds                                                    10.34%

Aerospace & Defense                                                   0.63%
Banking, Finance & Insurance                                          0.14%
Cable, Media & Publishing                                             1.41%
Computers & Technology                                                2.22%
Consumer Services                                                     0.34%
Electronics & Electrical Equipment                                    0.44%
Energy                                                                1.14%
Healthcare & Pharmaceuticals                                          1.98%
Leisure, Lodging & Entertainment                                      0.08%
Real Estate                                                           0.11%
Retail                                                                1.27%
Telecommunications                                                    0.18%
Transportation                                                        0.12%
Utilities                                                             0.28%
________________________________________________________________________________

Convertible Preferred Stock                                           5.36%

Automobiles & Automotive Parts                                        0.10%
Banking, Finance & Insurance                                          2.21%
Basic Materials                                                       0.38%
Cable, Media & Publishing                                             0.25%
Consumer Products                                                     0.40%
Energy                                                                0.50%
Food, Beverage & Tobacco                                              0.38%
Telecommunications                                                    0.18%
Utilities                                                             0.96%
________________________________________________________________________________

Preferred Stock                                                       0.89%

Leisure, Lodging & Entertainment                                      0.11%
Real Estate                                                           0.78%
________________________________________________________________________________

Exchange Traded Funds                                                 0.35%
________________________________________________________________________________

Warrants                                                              0.00%
________________________________________________________________________________

Commercial Mortgage-Backed Securities                                 0.13%
________________________________________________________________________________

Repurchase Agreements                                                 5.43%
________________________________________________________________________________

Total Market Value of Securities                                     99.38%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                       0.62%
________________________________________________________________________________

Total Net Assets                                                    100.00%

Statement of net assets

Delaware Dividend Income Fund

May 31, 2006 (Unaudited)

                                                     Number of         Market
                                                      Shares           Value
________________________________________________________________________________

Common Stock - 54.33%
________________________________________________________________________________

Consumer Discretionary - 4.00%
       Gap                                            381,600      $ 6,945,120
     + Great Wolf Resorts                             141,900        1,677,258
       Limited Brands                                 287,100        7,797,636
       Mattel                                         381,700        6,416,377
                                                                   ___________

                                                                    22,836,391
                                                                   ___________

Consumer Staples - 4.98%
       B&G Foods                                       16,250          250,250
       ConAgra Foods                                  327,000        7,390,200
       Heinz (H.J.)                                   178,000        7,538,300
       Kimberly-Clark                                 118,000        7,159,060
       Safeway                                        258,500        6,095,430
                                                                   ___________

                                                                    28,433,240
                                                                   ___________

Diversified REITs - 1.07%
       Vornado Realty Trust                            68,300        6,139,487
                                                                   ___________

                                                                     6,139,487
                                                                   ___________

Energy - 2.39%
       Chevron                                        116,400        6,959,556
       ConocoPhillips                                 105,300        6,664,437
                                                                   ___________

                                                                    13,623,993
                                                                   ___________

Financials - 9.53%
       Allstate                                       130,300        7,167,804
       AON                                            164,800        5,875,120
       Chubb                                          141,200        7,134,836
       Hartford Financial Services Group               80,200        7,052,788
       Huntington Bancshares                          287,600        6,764,352
       Morgan Stanley                                 115,800        6,903,996
       Wachovia                                       120,700        6,457,450
       Washington Mutual                              153,400        7,042,594
                                                                   ___________

                                                                    54,398,940
                                                                   ___________

Health Care - 7.26%
       Abbott Laboratories                            164,400        7,019,880
       Baxter International                           180,500        6,804,850
       Bristol-Myers Squibb                           286,100        7,023,755
       Merck                                          211,900        7,054,151
       Pfizer                                         294,500        6,967,870
       Wyeth                                          144,700        6,618,578
                                                                   ___________

                                                                    41,489,084
                                                                   ___________

Health Care REITs - 0.31%
     # Medical Properties Trust 144A                   19,700          238,567
       Ventas                                          47,300        1,534,412
                                                                   ___________

                                                                     1,772,979
                                                                   ___________

Industrial REITs - 1.29%
       First Potomac Realty Trust                      87,000        2,324,640
       ProLogis                                       102,300        5,058,735
                                                                   ___________

                                                                     7,383,375
                                                                   ___________


Industrials - 3.03%
       Donnelley (R.R.) & Sons                        213,500        6,870,430
     + Foster Wheeler                                   3,656          161,778
       Macquarie Infrastructure                        92,600        2,574,280
       Waste Management                               209,800        7,682,876
                                                                   ___________

                                                                    17,289,364
                                                                   ___________


Information Technology - 4.59%
       Hewlett-Packard                                209,300        6,777,134
       Intel                                          365,400        6,584,508
       International Business Machines                 83,700        6,687,630
     + Xerox                                          447,000        6,137,310
                                                                   ___________

                                                                    26,186,582
                                                                   ___________

Lodging/Resort REITs - 1.61%
       FelCor Lodging Trust                            94,800        1,972,788
       Hersha Hospitality Trust                       245,100        2,289,234
       Highland Hospitality                           128,000        1,548,800
       Strategic Hotel Capital                        165,800        3,402,216
                                                                   ___________

                                                                     9,213,038
                                                                   ___________

Mall REITs - 1.48%
       Macerich                                        29,200        2,012,172
       Simon Property Group                            81,200        6,465,956
                                                                   ___________

                                                                     8,478,128
                                                                   ___________

Manufactured Housing REITs - 0.31%
       Equity Lifestyle Properties                     40,900        1,764,835
                                                                   ___________

                                                                     1,764,835
                                                                   ___________

Materials - 1.14%
       duPont (E.I.) deNemours                        152,500        6,485,825
                                                                   ___________

                                                                     6,485,825
                                                                   ___________

Mortgage REITs - 2.72%
       American Home Mortgage
          Investment                                   84,200        2,809,754
       Gramercy Capital                               189,600        4,959,936
       JER Investors Trust                            126,500        1,977,195
    II KKR Financial                                   79,300        1,708,915
    II Peoples Choice                                 174,600          960,300
       Saxon Capital                                  278,700        3,107,505
                                                                   ___________

                                                                    15,523,605
                                                                   ___________

Multifamily REITs - 0.50%
       AvalonBay Communities                           16,500        1,753,950
       United Dominion Realty Trust                    40,000        1,080,400
                                                                   ___________

                                                                     2,834,350
                                                                   ___________

Office/Industrial REITs - 0.50%
       Duke Realty                                     84,200        2,857,748
                                                                   ___________

                                                                     2,857,748
                                                                   ___________

Office REITs - 1.86%
       Brandywine Realty Trust                        105,156        3,051,627


                                                                   (continues) 3

Statement of net assets

Delaware Dividend Income Fund

                                                     Number of         Market
                                                      Shares           Value
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Office REITs (continued)
       Equity Office Properties Trust                 121,500      $ 4,088,475
       Reckson Associates Realty                       90,600        3,482,664
                                                                   ___________

                                                                    10,622,766
                                                                   ___________

Shopping Centers REITs - 1.94%
       Cedar Shopping Centers                          70,700        1,027,978
       Developers Diversified Realty                  100,900        5,161,035
       Federal Realty Investment Trust                 71,700        4,902,846
                                                                   ___________

                                                                    11,091,859
                                                                   ___________
Specialty REITs - 0.46%
       Entertainment Properties Trust                  63,500        2,606,675
                                                                   ___________

                                                                     2,606,675
                                                                   ___________

Telecommunications - 2.23%
       AT&T                                           253,900        6,616,634
       Verizon Communications                         196,600        6,135,886
                                                                   ___________

                                                                    12,752,520
                                                                   ___________

Utilities - 1.13%
     + Mirant                                          19,417          483,095
       Progress Energy                                141,400        5,944,456
                                                                   ___________

                                                                     6,427,551
                                                                   ___________
Total Common Stock
      (cost $294,046,133)                                           310,212,335
                                                                   ___________

                                                     Principal
                                                      Amount
                                                     (U.S. $)
________________________________________________________________________________

Corporate Bonds - 22.55%
________________________________________________________________________________

Banking - 0.21%
       Western Financial 9.625%
          5/15/12                                  $1,050,000        1,165,500
                                                                   ___________

                                                                     1,165,500
                                                                   ___________

Basic Industries - 2.81%
       Abitibi-Consolidated
          6.95% 12/15/06                               50,000           50,500
          7.875% 8/1/09                               525,000          518,438
       AK Steel 7.875% 2/15/09                        865,000          862,838
     # Apex Silver Mines 144A 2.875%
          3/15/24                                   1,000,000          738,750
       Bowater 9.50% 10/15/12                       1,680,000        1,721,999
       Chemtura 6.875% 6/1/16                         650,000          633,750
       Donohue Forest Products 7.625%
          5/15/07                                     740,000          749,250
       Georgia-Pacific
          8.875% 5/15/31                              190,000          195,700
          9.50% 12/1/11                               905,000          972,875
       Gold Kist 10.25% 3/15/14                       525,000          556,500
       Huntsman International
          9.875% 3/1/09                               240,000          251,400
          10.125% 7/1/09                              235,000          240,288
       Lyondell Chemical 10.50%
          6/1/13                                      100,000          112,500
     # Nell AF Sarl 144A 8.375%
          8/15/15                                     840,000          833,700
       NewPage 10.00% 5/1/12                          565,000          600,313
       Norske Skog 8.625% 6/15/11                   1,100,000        1,100,000
     # Port Townsend Paper 144A
          12.00% 4/15/11                              955,000          792,650
       Potlatch 13.00% 12/1/09                        635,000          749,556
       Rhodia 8.875% 6/1/11                           899,000          912,485
       Smurfit Capital Funding 7.50%
          11/20/25                                    610,000          567,300
    ++ Solutia 6.72% 10/15/37                       1,215,000        1,136,025
       Tembec Industries 8.625%
          6/30/09                                   2,270,000        1,282,549
       Witco 6.875% 2/1/26                            500,000          452,500
                                                                   ___________

                                                                    16,031,866
                                                                   ___________

Brokerage - 0.68%
       E Trade Financial 8.00% 6/15/11              1,435,000        1,492,399
       FINOVA Group 7.50% 11/15/09                  2,318,750          759,391
       LaBranche & Company
          9.50% 5/15/09                               695,000          741,913
          11.00% 5/15/12                              805,000          887,513
                                                                   ___________

                                                                     3,881,216
                                                                   ___________

Capital Goods - 1.45%
       Armor Holdings 8.25% 8/15/13                   820,000          867,150
       Building Materials 8.00%
          10/15/07                                  1,050,000        1,063,125
     # Compression Polymer 144A
          10.50% 7/1/13                               330,000          344,850

       Graham Packaging 9.875%
          10/15/14                                    675,000          691,875
       Interface 10.375% 2/1/10                       735,000          811,256
       Interline Brands 11.50% 5/15/11                972,000        1,081,350
       Intertape Polymer 8.50% 8/1/14                 960,000          907,200
     { Mueller Holdings 14.75%
          4/15/14                                   1,115,000          942,175
     # Panolam Industrial 144A 10.75%
          10/1/13                                     590,000          584,100
       Trimas 9.875% 6/15/12                          995,000          955,200
                                                                   ___________

                                                                     8,248,281
                                                                   ___________

Consumer Cyclical - 1.68%
       Accuride 8.50% 2/1/15                          655,000          643,538
       Carrols 9.00% 1/15/13                          405,000          411,075
       Ford Motor Credit 7.375%
          10/28/09                                    775,000          714,360
       General Motors 8.375% 7/15/33                  325,000          248,219
       General Motors Acceptance
          Corporation
          6.875% 9/15/11                              995,000          935,731
          8.00% 11/1/31                               630,000          593,296
       Landry's Restaurant 7.50%
          12/15/14                                    835,000          786,988
       Metaldyne 10.00% 11/1/13                       970,000          936,050

                                                     Principal          Market
                                                      Amount            Value
                                                     (U.S. $)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Consumer Cyclical (continued)
     # Neiman Marcus 144A 9.00%
          10/15/15                                 $  625,000      $   653,906
     # NPC International 144A 9.50%
          5/1/14                                      950,000          954,750
       O'Charleys 9.00% 11/1/13                       965,000          991,537
     # Uno Restaurant 144A 10.00%
          2/15/11                                     475,000          384,750
       Visteon
          7.00% 3/10/14                               175,000          145,688
          8.25% 8/1/10                                595,000          556,325
       Warnaco 8.875% 6/15/13                         630,000          652,050
                                                                   ___________

                                                                     9,608,263
                                                                   ___________

Consumer Non-Cyclical - 2.65%
     # Angiotech Pharmaceuticals 144A
          7.75% 4/1/14                                855,000          857,138
       Biovail 7.875% 4/1/10                        1,830,000        1,862,024
       Brickman Group 11.75%
          12/15/09                                    315,000          342,563
       Constellation Brands 8.125%
          1/15/12                                     850,000          877,625
       Cott Beverages 8.00% 12/15/11                1,145,000        1,153,588
       DEL Laboratories 8.00% 2/1/12                  375,000          309,375
       Doane Pet Care
          10.625% 11/15/15                            595,000          742,756
          10.75% 3/1/10                               230,000          251,344
       Dole Foods 8.875% 3/15/11                      775,000          762,406
     # iPayment 144A 9.75% 5/15/14                    525,000          528,938
     # Le-Natures 144A 10.00%
          6/15/13                                     680,000          716,550
       Marsh Supermarket 8.875%
          8/1/07                                      110,000          109,175
       National Beef Packing 10.50%
          8/1/11                                      800,000          808,000
       Pilgrim's Pride 9.625% 9/15/11                 745,000          784,113
       Pinnacle Foods 8.25% 12/1/13                   775,000          765,313
       Playtex Products 9.375% 6/1/11                 980,000        1,026,550
       RJ Reynolds Tobacco Holdings
          7.875% 5/15/09                              345,000          357,075
       True Temper Sports 8.375%
          9/15/11                                   1,065,000        1,001,100
       Warner Chilcott 8.75% 2/1/15                 1,485,000        1,488,712
     # Williams Scotsman 144A 8.50%
          10/1/15                                     400,000          405,000
                                                                   ___________

                                                                    15,149,345
                                                                   ___________
Energy - 1.27%
     # Basic Energy Service 144A
          7.125% 4/15/16                              250,000          243,750
       Bluewater Finance 10.25%
          2/15/12                                     438,000          455,520
     # Brigham Exploration 144A
          9.625% 5/1/14                               245,000          244,081
       Compton Petroleum 7.625%
          12/1/13                                     335,000          328,300
     # Copano Energy 144A 8.125%
          3/1/16                                      250,000          255,000
       El Paso Natural Gas 7.625%
          8/1/10                                      340,000          352,750
       El Paso Production Holding
          7.75% 6/1/13                                835,000          855,874
     # Hilcorp Energy I 144A
          7.75% 11/1/15                               265,000          262,350
          10.50% 9/1/10                               584,000          638,020
       Inergy Finance
          6.875% 12/15/14                             250,000          236,875
          8.25% 3/1/16                                200,000          206,000
     # Mariner Energy 144A 7.50%
          4/15/13                                     250,000          243,125
       Plains Exploration & Production
          7.125% 6/15/14                              335,000          332,488
       Pride International 7.375%
          7/15/14                                     345,000          354,488
       Quicksilver Resources 7.125%
          4/1/16                                      500,000          480,000
     ~ Secunda International 13.068%
          9/1/12                                      430,000          453,650
       Tennessee Gas Pipeline 8.375%
          6/15/32                                     355,000          390,304
     # VeraSun Energy 144A 9.875%
          12/15/12                                    575,000          621,000
       Whiting Petroleum 7.25% 5/1/13                 325,000          318,500
                                                                   ___________

                                                                     7,272,075
                                                                   ___________

Finance Companies - 0.20%
     # Hughes Network Systems/Finance
          144A 9.50% 4/15/14                        1,150,000        1,167,250
                                                                   ___________

                                                                     1,167,250
                                                                   ___________

Media - 3.06%
     } Adelphia Communications
          8.125% 7/15/06                              615,000          285,975
     # Affinion Group 144A 11.50%
          10/15/15                                    350,000          357,875
       CCH I 11.00% 10/1/15                         1,030,000          890,950
    ++ Century Communications 9.50%
          9/1/06                                    1,120,000        1,036,000
       Cenveo 9.625% 3/15/12                          580,000          620,963
     # Charter Communications 144A
          5.875% 11/16/09                             500,000          364,375
       Charter Communications
       Holdings
          11.125% 1/15/11                             625,000          396,875
          13.50% 1/15/11                            1,880,000        1,231,400
     # Charter Communications
       Operating 144A 8.375%
          4/30/14                                      65,000           65,163
    ~# Cleveland Unlimited 144A
          13.16% 12/15/10                             350,000          372,750
       CSC Holdings 10.50% 5/15/16                  1,275,000        1,345,125


                                                                   (continues) 5

Statement of net assets

Delaware Dividend Income Fund

                                                     Principal          Market
                                                      Amount            Value
                                                     (U.S. $)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Media (continued)
       Dex Media East 12.125%
          11/15/12                                 $  505,000      $   571,913
     # EchoStar Communications 144A
          5.75% 5/15/08                               500,000          494,375
       Insight Midwest 10.50% 11/1/10               1,935,000        2,039,005
       Lodgenet Entertainment 9.50%
          6/15/13                                   1,215,000        1,306,125
       Mediacom Capital 9.50%
          1/15/13                                   1,670,000        1,686,699
     # RH Donnelley 144A 8.875%
          1/15/16                                     655,000          661,550
       Sheridan Acquisition 10.25%
          8/15/11                                     415,000          425,375
       Sirius Satellite 9.625% 8/1/13                 225,000          213,750
       Vertis 10.875% 6/15/09                         445,000          436,100
       Warner Music Group 7.375%
          4/15/14                                   1,025,000        1,019,875
     # XM Satellite Radio 144A 9.75%
          5/1/14                                    1,750,000        1,636,250
                                                                   ___________

                                                                    17,458,468
                                                                   ___________

Real Estate - 0.43%
       American Real Estate Partners
          8.125% 6/1/12                               905,000          927,625
       BF Saul REIT 7.50% 3/1/14                      975,000          999,375
     # Rouse 144A 6.75% 5/1/13                        325,000          323,375
       Tanger Properties 9.125%
          2/15/08                                     218,000          228,555
                                                                   ___________

                                                                     2,478,930
                                                                   ___________
Services Cyclical - 2.85%
       Adesa 7.625% 6/15/12                           748,000          755,480
       American Airlines 7.379%
          5/23/16                                     290,712          265,798
     # CCM Merger 144A 8.00%
          8/1/13                                      925,000          892,625
       Corrections Corporation of
          America 7.50% 5/1/11                      1,210,000        1,228,150
       FTI Consulting 7.625% 6/15/13                  940,000          970,550
     # Galaxy Entertainment Finance
          144A 9.875% 12/15/12                      1,330,000        1,396,500
       Gaylord Entertainment 8.00%
          11/15/13                                    800,000          820,000
     { H-Lines Finance Holdings 11.00%
          4/1/13                                    1,301,000        1,112,355
     # Hertz 144A
          8.875% 1/1/14                               475,000          496,375
          10.50% 1/1/16                               200,000          217,500
       Horizon Lines 9.00% 11/1/12                    457,000          479,850
       Kansas City Southern Railway
          9.50% 10/1/08                               765,000          807,075
     # Knowledge Learning 144A
          7.75% 2/1/15                                860,000          820,225
       Mandalay Resort Group 9.50%
          8/1/08                                      980,000        1,048,599
       OMI 7.625% 12/1/13                           1,075,000        1,075,000
       Royal Caribbean Cruises 7.25%
          3/15/18                                     325,000          326,192
       Seabulk International 9.50%
          8/15/13                                     469,000          522,935
       Stena 9.625% 12/1/12                           700,000          754,250
     { Town Sports International
          11.00% 2/1/14                             1,050,000          840,000
       Wheeling Island Gaming
          10.125% 12/15/09                          1,365,000        1,426,425
                                                                   ___________

                                                                    16,255,884
                                                                   ___________

Services Non-Cyclical - 1.36%
       Aleris International 9.00%
          11/15/14                                    850,000          886,125
       Allied Waste North America
          9.25% 9/1/12                                610,000          653,463
       Casella Waste Systems 9.75%
          2/1/13                                    1,310,000        1,390,237
     # CRC Health 144A 10.75% 2/1/16                1,125,000        1,164,375
       Geo Subordinate 11.00%
          5/15/12                                   1,050,000        1,065,750
       US Oncology 10.75% 8/15/14                   1,120,000        1,244,600
     { Vanguard Health 11.25%
          10/1/15                                   1,865,000        1,380,100
                                                                   ___________

                                                                     7,784,650
                                                                   ___________

Technology & Electronics - 0.51%
       Magnachip Semiconductor
          8.00% 12/15/14                            1,575,000        1,378,125
     # Sensata Technologies BV 144A
          8.00% 5/1/14                                125,000          123,750
     # SunGard Data Systems 144A
          10.25% 8/15/15                            1,325,000        1,391,250
                                                                   ___________

                                                                     2,893,125
                                                                   ___________

       Telecommunications - 2.02%
    ++ Allegiance Telecom 11.75%
          2/15/08                                      10,000            4,750
       American Cellular 10.00% 8/1/11                480,000          517,800
       American Tower 7.125%
          10/15/12                                    865,000          888,788
       Cincinnati Bell 8.375% 1/15/14               1,190,000        1,207,850
     # Digicel Limited 144A 9.25%
          9/1/12                                      580,000          611,900
     { Inmarsat Finance 10.375%
          11/15/12                                  1,555,000        1,333,412
       iPCS 11.50% 5/1/12                              10,000           11,450
     ~ Iwo Escrow Company 8.818%
          1/15/12                                     100,000          104,250
     # Nordic Telephone Company
          Holdings 144A 8.875%
          5/1/16                                      400,000          415,000
       PanAmSat 9.00% 8/15/14                         680,000          708,900
     ~ Qwest 8.16% 6/15/13                            485,000          525,619
       Rural Cellular 9.875% 2/1/10                   640,000          676,800

                                                     Principal          Market
                                                      Amount            Value
                                                     (U.S. $)
________________________________________________________________________________

Corporate Bonds (continued)
________________________________________________________________________________

Telecommunications (continued)
    ~# Rural Cellular 144A 10.899%
          11/1/12                                  $  425,000      $   445,188
     # Telcordia Technologies 144A
          10.00% 3/15/13                            1,525,000        1,444,937
       Triton Communications 9.375%
          2/1/11                                      915,000          677,100
     ~ US LEC 13.62% 10/1/09                          435,000          467,625
     # Wind Acquisition 144A 10.75%
          12/1/15                                   1,375,000        1,488,437
                                                                   ___________

                                                                    11,529,806
                                                                   ___________

Utilities - 1.37%
       Avista 9.75% 6/1/08                            753,000          808,422
   ++# Calpine 144A 9.90% 7/15/07                     503,413          492,086
       Elwood Energy 8.159% 7/5/26                    994,539        1,072,701
       Midwest Generation
          8.30% 7/2/09                                945,000          968,625
          8.75% 5/1/34                                495,000          532,125
       Mirant Americas 8.30% 5/1/11                 1,245,000        1,251,224
       NRG Energy 7.25% 2/1/14                      1,200,000        1,202,999
       Orion Power Holdings 12.00%
          5/1/10                                      626,000          708,945
     # Tenaska Alabama Partners 144A
          7.00% 6/30/21                               788,208          780,917
                                                                   ___________

                                                                     7,818,044
                                                                   ___________

Total Corporate Bonds
          (cost $130,421,162)                                      128,742,703
                                                                   ___________

________________________________________________________________________________

Convertible Bonds - 10.34%
________________________________________________________________________________

Aerospace & Defense - 0.63%
     # AAR 144A 1.75% 2/1/26 exercise
          price $29.43, expiration date
          2/1/26                                    1,150,000        1,160,063
       EDO 4.00% 11/15/25 exercise
          price $34.19, expiration date
          11/15/25                                    975,000          988,406
     # L-3 Communications 144A
          3.00% 8/1/35 exercise price
          $102.31, expiration date
          8/1/35                                    1,500,000        1,462,500
                                                                   ___________

                                                                     3,610,969
                                                                   ___________

Banking, Finance & Insurance - 0.14%
       PMI Group 2.50% 7/15/21
          exercise price $44.16,
          expiration date 7/15/21                     750,000          799,688
                                                                   ___________

                                                                       799,688
                                                                   ___________
Cable, Media & Publishing - 1.41%
       EchoStar 5.75% 5/15/08 exercise
          price $43.29, expiration date
          5/15/08                                     500,000          494,375
       Liberty Media 3.25% 3/15/31
          exercise price $53.86,
          expiration date 3/8/31                    3,000,000        2,246,250


Cable, Media & Publishing (continued)
       Mediacom Communications
          5.25% 7/1/06 exercise price
          $18.72, expiration date 7/1/06            2,500,000        2,509,375
     # Playboy Enterprises 144A 3.00%
          3/15/25 exercise price $17.02,
          expiration date 3/15/25                   3,240,000        2,822,849
                                                                   ___________

                                                                     8,072,849
                                                                   ___________

Computers & Technology - 2.22%
       Fairchild Semiconductor
          International 5.00% 11/1/08
          exercise price $30.00,
          expiration date 11/1/08                   2,500,000        2,475,000
       Hutchinson Technology 3.25%
          1/15/26 exercise price $36.43,
          expiration date 1/15/26                   1,540,000        1,401,400
     # Informatica 144A 3.00%
          3/15/26 exercise price $20.00,
          expiration date 3/15/26                   2,315,000        2,346,831
     # Intel 144A 2.95% 12/15/35
          exercise price $31.53,
          expiration date 12/15/35                  1,140,000          943,350
    ^# ON Semiconductor 144A 0.36%
          4/15/24 exercise price $9.82,
          expiration date 4/15/24                   3,500,000        2,957,499
       SanDisk 1.00% 5/15/13 exercise
          price $82.36, expiration date
          5/15/13                                     775,000          737,219
     # Sybase 144A 1.75% 2/22/25
          exercise price $25.22,
          expiration date 2/22/25                   1,875,000        1,842,188
                                                                   ___________

                                                                    12,703,487
                                                                   ___________
Consumer Services - 0.34%
       Fluor 1.50% 2/15/24 exercise
          price $55.94, expiration date
          2/15/24                                   1,200,000        1,921,500
                                                                   ___________

                                                                     1,921,500
                                                                   ___________

Electronics & Electrical Equipment - 0.44%
       Fisher Scientific 3.25% 3/1/24
          exercise price $80.40,
          expiration date 3/1/24                    1,500,000        1,698,750
       Solectron 0.50% 2/15/34 exercise
          price $9.67, expiration date
          2/15/34                                   1,100,000          825,000
                                                                   ___________

                                                                     2,523,750
                                                                   ___________

Energy - 1.14%
       Halliburton 3.125% 7/15/23
          exercise price $37.65,
          expiration date 7/15/23                   1,250,000        2,526,563
       Pride International 3.25%
          5/1/33 exercise price $25.70,
          expiration date 5/1/33                    1,080,000        1,486,350
       Schlumberger 2.125% 6/1/23
          exercise price $40.00,
          expiration date 6/1/23                    1,500,000        2,505,000
                                                                   ___________

                                                                     6,517,913
                                                                   ___________

                                                                   (continues) 7

Statement of net assets

Delaware Dividend Income Fund

                                                     Principal          Market
                                                      Amount            Value
                                                     (U.S. $)
________________________________________________________________________________

Convertible Bonds (continued)
________________________________________________________________________________

Healthcare & Pharmaceuticals - 1.98%
     # Allergan 144A 1.50% 4/1/26
          exercise price $126.66,
          expiration date 4/1/26                   $1,935,000      $ 1,840,668
     # Amgen 144A 0.375% 2/1/13
          exercise price $79.48,
          expiration date 2/1/13                      775,000          744,000
       CV Therapeutics 3.25% 8/16/13
          exercise price $27.00,
          expiration date 8/16/13                     530,000          487,600
       Encysive Pharmaceuticals 2.50%
          3/15/12 exercise price $13.95,
          expiration date 3/15/12                     625,000          442,188
     # Encysive Pharmaceuticals 144A
          2.50% 3/15/12 exercise
          price $13.95, expiration date
          3/15/12                                   2,000,000        1,415,000
     # Nektar Therapeutics 144A 3.25%
          9/28/12 exercise price $21.52,
          expiration date 9/28/12                   1,525,000        1,725,156
       Teva Pharmaceutical Finance
          0.25% 2/1/26 exercise price
          $47.16, expiration date 2/1/26            1,535,000        1,500,463
     ~ Wyeth 4.239% 1/15/24 exercise
          price $60.39, expiration date
          1/15/24                                   3,000,000        3,138,899
                                                                   ___________

                                                                    11,293,974
                                                                   ___________

Leisure, Lodging & Entertainment - 0.08%
     # Regal Entertainment Group
          144A 3.75% 5/15/08 exercise
          price $14.97, expiration date
          5/15/08                                     350,000          453,250
                                                                   ___________

                                                                       453,250
                                                                   ___________

Real Estate - 0.11%
       MeriStar Hospitality 9.50%
          4/1/10 exercise price $10.18,
          expiration date 4/1/10                      600,000          639,750
                                                                   ___________

                                                                       639,750
                                                                   ___________

Retail - 1.27%
     { Dick's Sporting Goods 1.606%
          2/18/24 exercise price $58.13,
          expiration date 2/18/24                   1,480,000        1,117,400
     ~ Lowe's 0.861% 10/19/21 exercise
          price $50.03, expiration date
          10/19/21                                  1,250,000        1,362,500
     # Saks 144A 2.00% 3/15/24
          exercise price $14.92,
          expiration date 3/15/24                   2,200,000        2,538,250
       Sonic Automotive 5.25%
          5/7/09 exercise price $46.87,
          expiration date 5/7/09                    1,000,000          980,000
     # United Auto Group 144A 3.50%
          4/1/26 exercise price $23.69,
          expiration date 4/1/26                    1,150,000        1,236,250
                                                                   ___________

                                                                     7,234,400
                                                                   ___________

Telecommunications - 0.18%
       Qwest Communications
          International 3.50%
          11/15/25 exercise price $5.90,
          expiration date 11/15/25                    750,000        1,020,938
                                                                   ___________

                                                                     1,020,938
                                                                   ___________

Transportation - 0.12%
     # ExpressJet Holdings 144A 4.25%
          8/1/23 exercise price $18.20,
          expiration date 8/1/23                      750,000          677,813
                                                                   ___________

                                                                       677,813
                                                                   ___________

Utilities - 0.28%
       CenterPoint Energy 3.75%
          5/15/23 exercise price $11.44,
          expiration date 5/15/23                     400,000          448,000
     # CenterPoint Energy 144A 3.75%
          5/15/23 exercise price $11.44,
          expiration date 5/15/23                   1,030,000        1,153,600
                                                                   ___________

                                                                     1,601,600
                                                                   ___________

Total Convertible Bonds (cost $57,337,527)                          59,071,881
                                                                   ___________

                                                     Number of
                                                      Shares
________________________________________________________________________________

Convertible Preferred Stock - 5.36%
________________________________________________________________________________

Automobiles & Automotive Parts - 0.10%
       Ford Motor Capital Trust II
          6.50% exercise price $17.70,
          expiration date 1/15/32                      20,500          594,910
                                                                   ___________

                                                                       594,910
                                                                   ___________

Banking, Finance & Insurance - 2.21%
       Aspen Insurance 5.625% exercise
          price $29.28, expiration date
          12/31/49                                     37,800        1,823,850
       Chubb 7.00% exercise price
          $35.70, expiration date
          8/16/06                                      80,000        2,840,799
     ~ Citigroup Funding 5.02%
          exercise price $29.50,
          expiration date 9/27/08                      69,000        2,212,140
       E Trade Group 6.125% exercise
          price $21.82, expiration date
          11/18/08                                     37,500        1,181,250
       Lehman Brothers Holdings
          6.25% exercise price $54.24,
          expiration date 10/15/07                     66,750        1,810,594
       Merrill Lynch 6.75% exercise
          price $40.80, expiration date
          10/15/07                                     70,000        2,780,750
                                                                   ___________

                                                                    12,649,383
                                                                   ___________

                                                     Number of         Market
                                                      Shares           Value
________________________________________________________________________________

Convertible Preferred Stock (continued)
________________________________________________________________________________

Basic Materials - 0.38%
       Huntsman 5.00% exercise price
          $28.29, expiration date
          2/16/08                                      52,500      $ 2,198,438
                                                                   ___________

                                                                     2,198,438
                                                                   ___________
Cable, Media & Publishing - 0.25%
     # Interpublic 5.25% 144A exercise
          price $13.66, expiration date
          12/31/49                                      1,500        1,408,125
                                                                   ___________

                                                                     1,408,125
                                                                   ___________

Consumer Products - 0.40%
       Newell Financial Trust I 5.25%
          exercise price $50.69,
          expiration date 12/1/27                      51,940        2,265,883
                                                                   ___________

                                                                     2,265,883
                                                                   ___________
Energy - 0.50%
       Chesapeake 4.50% exercise
          price $44.17, expiration date
          12/31/49                                     17,075        1,592,244
       El Paso Energy Capital Trust
          4.75% exercise price $41.59,
          expiration date 3/31/28                      34,600        1,259,440
                                                                   ___________

                                                                     2,851,684
                                                                   ___________
Food, Beverage & Tobacco - 0.38%
       Constellation Brands 5.75%
          exercise price $17.08,
          expiration date 9/1/06                       59,200        2,146,000
                                                                   ___________

                                                                     2,146,000
                                                                   ___________

Telecommunications - 0.18%
       Lucent Technologies Capital Trust I
          7.75% exercise price $4.84,
          expiration date 3/15/17                       1,000        1,010,875
                                                                   ___________

                                                                     1,010,875
                                                                   ___________

Utilities - 0.96%
     ~ CenterPoint Energy 2.00%
          exercise price $17.09,
          expiration date 9/15/29                      26,000          874,016
       Entergy 7.625% exercise price
          $87.64, expiration date
          2/17/09                                      37,500        1,889,063
       NRG Energy 5.75% exercise
          price $60.45, expiration date
          3/16/09                                      10,675        2,691,433
                                                                   ___________

                                                                     5,454,512
                                                                   ___________
Total Convertible Preferred Stock

       (cost $31,494,992)                                           30,579,810
                                                                   ___________

________________________________________________________________________________

Preferred Stock - 0.89%
________________________________________________________________________________

Leisure, Lodging & Entertainment - 0.11%
       Red Lion Hotels 9.50%                           24,000          633,120
                                                                   ___________

                                                                       633,120
                                                                   ___________

Real Estate - 0.78%
       Equity Inns Series B 8.75%                      18,300          474,885
       LaSalle Hotel Properties 10.25%                 36,500          945,533
       Ramco-Gershenson Properties
          9.50%                                        15,700          402,705
       SL Green Realty 7.625%                         103,000        2,623,286
                                                                   ___________

                                                                     4,446,409
                                                                   ___________
       Total Preferred Stock

          (cost $5,107,104)                                          5,079,529
                                                                   ___________

________________________________________________________________________________

Exchange Traded Funds - 0.35%
________________________________________________________________________________

iShares Dow Jones U.S. Real Estate
       Index Fund                                      29,200       $2,006,332
                                                                   ___________

Total Exchange Traded Funds

       (cost $1,550,582)                                             2,006,332
                                                                   ___________

________________________________________________________________________________

Warrants - 0.00%
________________________________________________________________________________

+# Solutia 144A, exercise price
          $7.59, expiration date 7/15/09                   12                0
                                                                   ___________

Total Warrants (cost $1,021)                                                 0
                                                                   ___________

                                                     Principal
                                                      Amount
                                                     (U.S. $)
________________________________________________________________________________

Commercial Mortgage-Backed Securities - 0.13%
________________________________________________________________________________

# First Union National Bank
          Commercial Mortgage Series
          2001-C2 L 144A 6.46%
          1/12/43                                    $750,000          745,343

Total Commercial Mortgage-

       Backed Securities

       (cost $761,221)                                                 745,343
________________________________________________________________________________

Repurchase Agreements - 5.43%
________________________________________________________________________________

With BNP Paribas 4.88% 6/1/06
       (dated 5/31/06, to be
       repurchased at $19,518,646,
       collateralized by $7,290,000
       U.S. Treasury Notes 2.375%
       due 8/31/06, market value
       $7,287,329, $5,650,000
       U.S. Treasury Notes 2.75%
       due 7/31/06, market value
       $5,681,724, $4,325,000
       U.S. Treasury Notes 2.875%
       due 11/30/06, market value
       $4,278,669 and $2,496,000
       U.S. Treasury Notes 6.50%
       due 2/15/10, market value
       $2,670,800)                                 19,516,000       19,516,000


                                                                   (continues) 9

Statement of net assets

Delaware Dividend Income Fund

                                                     Principal          Market
                                                      Amount            Value
                                                     (U.S. $)
________________________________________________________________________________

Repurchase Agreements (continued)
________________________________________________________________________________

With Cantor Fitzgerald 4.88%
       6/1/06 (dated 5/31/06, to be
       repurchased at $11,519,561,
       collateralized by $5,008,000
       U.S. Treasury Notes 2.50%
       due 9/30/06, market value
       $4,989,967, $5,008,000
       U.S. Treasury Notes 3.50%
       due 11/15/06, market value
       $4,983,898 and $1,696,000
       U.S. Treasury Notes 6.00%
       due 8/15/09, market value
       $1,776,855)                                $11,518,000      $11,518,000
                                                                   ___________

Total Repurchase Agreements

       (cost $31,034,000)                                           31,034,000
                                                                   ___________

Total Market Value of Securities - 99.38%

       (cost $551,753,742)                                         567,471,933

Receivables and Other Assets

       Net of Liabilities - 0.62%                                    3,562,299
                                                                   ___________

Net Assets Applicable to 50,194,765

       Shares Outstanding - 100.00%                                571,034,232
                                                                   ___________

Net Asset Value - Delaware Dividend Income Fund
       Class A ($312,021,017 / 27,423,299 Shares)                       $11.38
                                                                       _______
Net Asset Value - Delaware Dividend Income Fund
       Class B ($63,104,400 / 5,548,973 Shares)                         $11.37
                                                                       _______
Net Asset Value - Delaware Dividend Income Fund
       Class C ($191,225,579 / 16,810,840 Shares)                       $11.38
                                                                       _______
Net Asset Value - Delaware Dividend Income Fund
       Class R ($3,312,153 / 291,221 Shares)                            $11.37
                                                                       _______
Net Asset Value - Delaware Dividend Income Fund
       Institutional Class ($1,371,083 / 120,432 Shares)                $11.38
                                                                       _______

________________________________________________________________________________

Components of Net Assets at May 31, 2006:
________________________________________________________________________________

Shares of beneficial interest
       (unlimited authorization - no par)                         $566,535,857
Undistributed net investment income                                  2,270,316
Accumulated net realized loss on investments                       (13,490,132)
Net unrealized appreciation of investments                          15,718,191
                                                                    __________

Total net assets                                                  $571,034,232
                                                                    __________

 } Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
 + Non-income producing security for the period ended May 31, 2006.
++ Non-income producing security. Security is currently in default.
 ~ Variable rate security. The interest rate shown is the rate as of
   May 31, 2006.
 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
 { Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2006, the aggregate amount of Rule 144A securities equaled $55,637,738, which represented 9.74% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."
II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2006, the aggregate amount of the restricted securities equals $2,669,215 or 0.47% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

REIT - Real Estate Investment Trust

Net Asset Value and Offering Price per Share
       - Delaware Dividend Income Fund
Net asset value Class A (A)                                             $11.38
Sales charge (5.75% of offering price) (B)                                0.69
                                                                        ______

Offering price                                                          $12.07
                                                                        ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Dividend Income Fund

Six Months Ended May 31, 2006 (Unaudited)


Investment Income:

Dividends                                                                            $ 5,364,012
Interest                                                                               6,880,270           $ 12,244,282
                                                                                     ___________           ____________
Expenses:

Management fees                                                                        1,752,052
Distribution expenses - Class A                                                          447,487
Distribution expenses - Class B                                                          302,769
Distribution expenses - Class C                                                          890,303
Distribution expenses - Class R                                                            8,913
Dividend disbursing and transfer agent fees and expenses                                 456,093
Accounting and administration expenses                                                   108,494
Registration fees                                                                         61,623
Legal and professional fees                                                               42,489
Reports and statements to shareholders                                                    39,469
Trustees' fees                                                                            16,794
Custodian fees                                                                             9,356
Insurance fees                                                                             5,177
Pricing fees                                                                               3,521
Taxes (other than taxes on income)                                                         3,451
Other                                                                                     13,004              4,160,995
                                                                                     ___________

Less expenses absorbed or waived                                                                               (476,839)
Less waiver of distribution expenses - Class A                                                                  (74,581)
Less waiver of distribution expenses - Class R                                                                   (1,485)
Less expense paid indirectly                                                                                     (2,931)
                                                                                                           ____________

Total expenses                                                                                                3,605,159
                                                                                                           ____________

                                                                                                              8,639,123
                                                                                                           ____________

Net Investment Income

Net Realized and Unrealized Gain on Investments:

Net realized gain on investments                                                                              6,382,994
                                                                                                           ____________

Net change in unrealized appreciation/depreciation of investments                                            10,695,192
                                                                                                           ____________

Net Realized and Unrealized Gain on Investments                                                              17,078,186
                                                                                                           ____________

Net Increase in Net Assets Resulting from Operations                                                       $ 25,717,309
                                                                                                           ____________


See accompanying notes

Statements of changes in net assets

Delaware Dividend Income Fund


                                                                                      Six Months
                                                                                        Ended                   Year
                                                                                       11/30/05                 Ended
                                                                                     (Unaudited)               11/30/05

Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                           $ 8,639,123           $ 13,476,249
     Net realized gain on investments and foreign currencies                           6,382,994              4,692,803
     Net change in unrealized appreciation/depreciation of investments                10,695,192             (2,561,963)
     Cost of shares repurchased:                                                   _____________         ______________

     Net increase in net assets resulting from operations                             25,717,309             15,607,089
     Cost of shares repurchased:                                                   _____________         ______________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                                     (6,756,898)            (6,111,307)
          Class B                                                                     (1,148,073)            (1,112,078)
          Class C                                                                     (3,337,660)            (3,064,142)
          Class R                                                                        (45,856)               (21,534)
          Institutional Class                                                            (23,768)               (12,391)

     Net realized gain on investments:
          Class A                                                                     (1,682,444)              (829,375)
          Class B                                                                       (342,773)              (249,797)
          Class C                                                                       (981,242)              (644,998)
          Class R                                                                         (8,517)                (2,737)
          Institutional Class                                                             (5,576)                (1,641)
     Cost of shares repurchased:                                                   _____________         ______________

                                                                                     (14,332,807)           (12,050,000)
     Cost of shares repurchased:                                                   _____________         ______________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                     54,265,369            155,512,307
          Class B                                                                      9,440,356             30,360,760
          Class C                                                                     38,404,881             95,529,471
          Class R                                                                      1,936,632              1,064,376
          Institutional Class                                                            470,956                919,948

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                      6,168,929              5,175,642
          Class B                                                                      1,233,465              1,092,408
          Class C                                                                      3,569,836              2,975,103
          Class R                                                                         54,372                 24,272
          Institutional Class                                                             27,539                 11,878

     Net assets from reorganization (1):                                                       -             85,145,873
     Cost of shares repurchased:                                                   _____________         ______________

          Class A                                                                    115,572,335            377,812,038

     Cost of shares repurchased:                                                   _____________         ______________

          Class A                                                                    (39,858,214)           (68,079,584)
          Class B                                                                     (6,759,833)            (6,143,372)
          Class C                                                                    (20,109,840)           (15,879,276)
          Class R                                                                       (200,685)               (49,450)
          Institutional Class                                                            (89,709)               (98,155)
     Cost of shares repurchased:                                                   _____________         ______________

                                                                                     (67,018,281)           (90,249,837)
     Cost of shares repurchased:                                                   _____________         ______________

Increase in net assets derived from capital share transactions                        48,554,054            287,562,201
     Cost of shares repurchased:                                                   _____________         ______________

Net Increase in Net Assets                                                            59,938,556            291,119,290

Net Assets:

     Beginning of period                                                             511,095,676            219,976,386
     Cost of shares repurchased:                                                   _____________         ______________

     End of period (including undistributed net investment income of
          $2,270,316 and 4,815,839, respectively)                                  $ 571,034,232          $ 511,095,676
     Cost of shares repurchased:                                                   _____________         ______________

(1)See Note 6 in "Notes to Financial Statements."

See accompanying notes


Financial highlights

Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02  11/30/01(2)
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                    $ 11.140       $ 11.050     $ 10.210      $ 9.030      $ 9.230      $ 9.600

Income (loss) from investment operations:

Net investment income (3)                                  0.199          0.450        0.345        0.450        0.429        0.405
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                0.368          0.081        0.891        1.213       (0.196)      (0.041)
                                                        ________       ________     ________      _______      _______     ________

Total from investment operations                           0.567          0.531        1.236        1.663        0.233        0.364
                                                        ________       ________     ________      _______      _______     ________

Less dividends and distributions from:

Net investment income                                     (0.261)        (0.360)      (0.362)      (0.483)     (10.433)      (0.400)
Net realized gain on investments                          (0.066)        (0.081)      (0.034)           -            -       (0.334)
                                                        ________       ________     ________      _______      _______     ________

Total dividends and distributions                         (0.327)        (0.441)      (0.396       (0.483)      (0.433)      (0.734)
                                                        ________       ________     ________      _______      _______     ________

Net asset value, end of period                          $ 11.380       $ 11.140     $ 11.050      $ 0.210      $ 9.030      $ 9.230
                                                        ________       ________     ________      _______      _______     ________

Total return (4)                                           5.17%          4.89%       12.38%       19.45%        2.58%        3.87%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                 $312,021       $285,159     $105,253      $ 5,821      $     1      $     -
Ratio of expenses to average net assets                    1.00%          1.00%        1.00%        0.79%        0.75%        0.75%
Ratio of expenses to average net assets prior to expense
     limitation and expense paid indirectly                1.22%          1.27%        1.32%        2.05%        1.30%        1.05%
Ratio of net investment income to average net assets       3.52%          4.05%        3.26%        4.69%        4.71%        4.38%
Ratio of net investment income to average net assets
     prior to expense limitation and expense paid
     indirectly                                            3.30%          3.78%        2.94%        3.43%        4.16%        4.08%
Portfolio turnover                                           53%            85%          95%         212%         188%          89%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective December 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies that require amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of
    0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                                  (continues) 13

Financial highlights

Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Six Months           Year Ended         11/1/03(2)
                                                                                 Ended        _____________________       to
                                                                               5/31/06(1)     11/30/05     11/30/04     11/30/03
                                                                              (Unaudited)
_________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                            $ 11.130      $ 11.040     $ 10.200      $ 9.950

Income from investment operations:

Net investment income (3)                                                          0.156         0.367        0.267        0.051
Net realized and unrealized gain on investments and foreign currencies             0.369         0.079        0.889        0.199
                                                                                ________      ________     ________      _______

Total from investment operations                                                   0.525         0.446        1.156        0.250
                                                                                ________      ________     ________      _______
Less dividends and distributions from:

Net investment income                                                             (0.219)       (0.275)      (0.282)           -
Net realized gain on investments                                                  (0.066)       (0.081)      (0.034)           -
                                                                                ________      ________     ________      _______

Total dividends and distributions                                                 (0.285)       (0.356)      (0.316)           -
                                                                                ________      ________     ________      _______

Net asset value, end of period                                                  $ 11.370      $ 11.130     $ 11.040      $10.200
                                                                                ________      ________     ________      _______

Total return (4)                                                                   4.78%         4.09%       11.54%        2.51%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $ 63,104      $ 57,904     $ 32,165      $ 2,125

Ratio of expenses to average net assets                                            1.75%         1.75%        1.75%        1.75%
Ratio of expenses to average net assets prior to expense limitation and
     expense paid indirectly                                                       1.92%         1.97%        2.02%        4.10%
Ratio of net investment income to average net assets                               2.77%         3.30%        2.51%        3.65%
Ratio of net investment income to average net assets prior to expense
     limitation and expense paid indirectly                                        2.60%         3.08%        2.25%        1.30%

Portfolio turnover                                                                   53%           85%          95%         212%
_________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Six Months           Year Ended         11/1/03(2)
                                                                                 Ended        _____________________       to
                                                                               5/31/06(1)     11/30/05     11/30/04     11/30/03
                                                                              (Unaudited)
_________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                            $ 11.130      $ 11.040     $ 10.200      $ 9.950

Income from investment operations:

Net investment income (3)                                                          0.156         0.367        0.267        0.051
Net realized and unrealized gain on investments and foreign currencies             0.379         0.079        0.889        0.199
                                                                                ________      ________     ________      _______

Total from investment operations                                                   0.535         0.446        1.156        0.250
                                                                                ________      ________     ________      _______

Less dividends and distributions from:

Net investment income                                                             (0.219)       (0.275)      (0.282)           -
Net realized gain on investments                                                  (0.066)       (0.081)      (0.034)           -
                                                                                ________      ________     ________      _______

Total dividends and distributions                                                 (0.285)       (0.356)      (0.316)           -
                                                                                ________      ________     ________      _______

Net asset value, end of period                                                  $ 11.380      $ 11.130     $ 11.040      $10.200
                                                                                ________      ________     ________      _______

Total return (4)                                                                   4.87%         4.09%       11.53%        2.51%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $191,226      $165,663     $ 82,083      $ 4,341
Ratio of expenses to average net assets                                            1.75%         1.75%        1.75%        1.75%
Ratio of expenses to average net assets prior to expense limitation and
    expense paid indirectly                                                        1.92%         1.97%        2.02%        4.10%
Ratio of net investment income to average net assets                               2.77%         3.30%        2.52%        3.65%
Ratio of net investment income to average net assets prior to expense
    limitation and expense paid indirectly                                         2.60%         3.08%        2.25%        1.30%
Portfolio turnover                                                                   53%           85%          95%         212%
_________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                                  (continues) 15

Financial Highlights

Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Six Months           Year Ended         11/1/03(2)
                                                                                 Ended        _____________________       to
                                                                               5/31/06(1)     11/30/05     11/30/04     11/30/03
                                                                              (Unaudited)
_________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                            $ 11.130      $ 11.040     $ 10.220      $ 9.950

Income from investment operations:

Net investment income (3)                                                          0.185         0.416        0.308        0.056
Net realized and unrealized gain on investments and foreign currencies             0.369         0.078        0.879        0.214
                                                                                ________      ________     ________      _______

Total from investment operations                                                   0.554         0.494        1.187        0.270
                                                                                ________      ________     ________      _______

Less dividends and distributions from:

Net investment income                                                             (0.248)       (0.323)      (0.333)           -
Net realized gain on investments                                                  (0.066)       (0.081)      (0.034)           -
                                                                                ________      ________     ________      _______

Total dividends and distributions                                                 (0.314)       (0.404)      (0.367)           -
                                                                                ________      ________     ________      _______

Net asset value, end of period                                                  $ 11.370      $ 11.130     $ 11.040      $10.220
                                                                                ________      ________     ________      _______

Total return (4)                                                                   5.05%         4.55%       11.86%        2.71%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $  3,312      $  1,429     $    373      $     3
Ratio of expenses to average net assets                                            1.25%         1.30%        1.35%        1.35%
Ratio of expenses to average net assets prior to expense limitation and
    expense paid indirectly                                                        1.52%         1.57%        1.62%        3.70%
Ratio of net investment income to average net assets                               3.27%         3.75%        2.89%        4.05%
Ratio of net investment income to average net assets prior to expense
    limitation and expense paid indirectly                                         3.00%         3.48%        2.62%        1.70%
Portfolio turnover                                                                   53%           85%          95%         212%
_________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02  11/30/01(2)
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                    $ 11.140       $ 11.050     $ 10.220      $ 9.030      $ 9.230      $ 9.600

Income (loss) from investment operations:

Net investment income (3)                                  0.213          0.477        0.371        0.453        0.429        0.405
Net realized and unrealized gain (loss) on
    investments and foreign currencies                     0.368          0.082        0.882        1.220       (0.196)      (0.041)
                                                         _______        _______      _______      _______      _______     ________

Total from investment operations                           0.581          0.559        1.253        1.673        0.233        0.364
                                                         _______        _______      _______      _______      _______     ________

Less dividends and distributions from:

Net investment income                                     (0.275)        (0.388)      (0.389)      (0.483)      (0.433)      (0.400)
Net realized gain on investments                          (0.066)        (0.081)      (0.034)           -            -       (0.334)
                                                         _______        _______      _______      _______      _______     ________

Total dividends and distributions                         (0.341)        (0.469)      (0.423)      (0.483)      (0.433)      (0.734)
                                                         _______        _______      _______      _______      _______     ________

Net asset value, end of period                          $ 11.380       $ 11.140     $ 11.050     $ 10.220      $ 9.030      $ 9.230
                                                         _______        _______      _______      _______      _______     ________

Total return (4)                                           5.30%          5.16%       12.55%       19.56%        2.58%        3.87%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $ 1,371          $ 941        $ 102      $ 3,879      $ 3,233      $ 3,265
Ratio of expenses to average net assets                    0.75%          0.75%        0.75%        0.75%        0.75%        0.75%
Ratio of expenses to average net assets prior
    to expense limitation and expense paid indirectly      0.92%          0.97%        1.02%        1.75%        1.00%        0.75%
Ratio of net investment income to average net assets       3.77%          4.30%        3.49%        4.73%        4.71%        4.38%
Ratio of net investment income to average net assets
    prior to expense limitation and expense paid
    indirectly                                             3.60%          4.08%        3.22%        3.73%        4.46%        4.38%
Portfolio turnover                                           53%            85%          95%         212%         188%          89%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies that require amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of 0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Notes to financial statements

Delaware Dividend Income Fund

May 31, 2006 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide high current income and the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may investin a pooled cash account along with other members of the Delaware Investments (R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of character of such distributions by the issuer. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $11,142 for the six months ended May 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at a rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on daily average net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets through March 31, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2007 in order to prevent distribution and service fees of Class A and class R shares from exceeding 0.25% and 0.50%, repectively, of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At May 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                              $224,844
Dividend disbursing, transfer agent fees, accounting and
    administration fees and other expenses payable to DSC               98,474
Distribution fee payable to DDLP                                       283,413
Other expenses payable to DMC and affiliates*                           38,471

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2006, the Fund was charged $9,409 for internal legal services provided by DMC.

For the six months ended May 31, 2006, DDLP earned $165,319 for commissions on sales of the Fund's Class A shares. For the six months ended May 31, 2006, DDLP received gross contingent deferred sales charge commissions of $90, $61,838, and $13,186 on redemption of the Fund's Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2006, the Fund made purchases of $173,348,755 and sales of $135,814,981 of investment securities other than short-term investments.

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments was $553,053,658. At May 31, 2006, the net unrealized appreciation was $14,418,275 of which $33,344,897 related to unrealized appreciation of investments and $18,926,622 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and the year ended November 30, 2005 was as follows:

                                               Six Months             Year
                                                 Ended                Ended
                                                5/31/06*             11/30/05
                                               ___________          ___________

Ordinary income                                $12,517,917          $11,900,620
Long-term capital gain                           1,814,890              149,380
                                               ___________          ___________

Total                                          $14,332,807          $12,050,000
                                               ___________          ___________


*Tax information for the period ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                      $566,535,857
Undistributed ordinary income                                         3,003,161
Capital loss carryforwards                                          (18,732,090)
Six month period realized gains                                       5,809,029
Unrealized appreciation of investments                               14,418,275
                                                                   ____________

Net assets                                                         $571,034,232
                                                                   ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, tax treatment of contingent payment debt instruments, and estimates of tax character of distributions from Real Estate Investment Trusts. The undistributed earnings for Delaware Dividend Income Fund may be subject to reclassification upon notice of the character of distributions received from investments in Real Estate Investment Trusts.


                                                                  (continues) 19

Notes to financial statements

Delaware Dividend Income Fund

May 31, 2006 (Unaudited)

4. Dividend and Distribution Information (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and contingent payment debt instruments, gain (loss) on foreign currency transactions and limitations on capital loss carryforwards due to the reorganization. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income                                   $(419,736)
Accumulated net realized gain                                           419,736

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,667,646 expires in 2009 and $8,064,444 expires in 2010. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code.

5. Capital Shares

Transactions in capital shares were as follows:

                                               Six Months              Year
                                                 Ended                Ended
                                                5/31/06              11/30/05
                                               ___________          ___________

Shares sold:

    Class A                                      4,786,446           14,033,811
    Class B                                        832,679            2,744,286
    Class C                                      3,384,302            8,613,965
    Class R                                        175,724               96,885
    Institutional Class                             41,433               83,093

Shares issued upon reinvestment
    of dividends and distributions:

    Class A                                        553,632              467,873
    Class B                                        110,755               98,641
    Class C                                        320,366              268,682
    Class R                                          4,850                2,197
    Institutional Class                              2,471                1,076

Shares issued from
    reorganization (1):                                  -            7,705,509
                                               ___________          ___________

                                                10,212,658           34,116,018
                                               ___________          ___________

Shares repurchased:

    Class A                                     (3,524,210)          (6,128,075)
    Class B                                       (596,688)            (554,170)
    Class C                                     (1,774,120)          (1,436,755)
    Class R                                        (17,733)              (4,499)
    Institutional Class                             (7,960)              (8,958)
                                               ___________          ___________

                                                (5,920,711)          (8,132,457)
                                               ___________          ___________

Net increase                                     4,291,947           25,983,561
                                               ___________          ___________

(1)See Note 6.

For the six months ended May 31, 2006 and the year ended November 30, 2005, 50,487 Class B shares were converted to 50,443 Class A shares valued at $575,838 and 69,809 Class B shares were converted to 69,746 Class A shares valued at $779,637, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the Statements of Changes in Net Assets.

6. Fund Reorganization

On June 24, 2005, the Fund completed the acquisition of the net assets of Lincoln National Convertible Securities Fund, Inc. ("LNV Fund") pursuant to a plan of reorganization approved by the shareholders of LNV Fund at a reconvened Special Meeting of Shareholders held on June 16, 2005. The transaction, which is structured as a tax-free reorganization, entailed (i) the acquisition of all of the assets of LNV Fund by Delaware Dividend Income Fund in exchange for Class A shares of Delaware Dividend Income Fund and (ii) the pro rata distribution of such shares to LNV Fund's shareholders in exchange for their shares of LNV Fund. LNV Fund was a closed-end, diversified investment management company managed by Delaware Management Company. Delaware Management Company is a series of Delaware Management Business Trust, a subsidiary of Lincoln National Corporation. The net assets, net unrealized depreciation and accumulated realized losses of LNV Fund as of the close of business on June 24, 2005 were as follows:

                                         Net Unrealized     Accumulated
                         Net Assets       Depreciation    Net Realized Loss
                        ____________    _______________   _________________
Lincoln National
    Convertible
    Securities Fund      $85,145,873        $(100,624)      $(25,487,586)

The net assets of the Fund prior to the reorganization were $369,303,593.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments (R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2006, or at any time during the period.

8. Credit and Market Risks

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody's Investor Services, Inc. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance ongoing operations.

9. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Dividend Income Fund

Board Consideration of Delaware Dividend Income Fund Investment Advisory
Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Dividend Income Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments (R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and five year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the three year period was in the second quartile. The Board was satisfied with such performance.

Board Consideration of Delaware Dividend Income Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments (R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments (R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments (R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior  Vice  President  and  Treasurer
Delaware  Investments  Family  of Funds
Philadelphia, PA

Contact Information

Investment Manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National Distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing, and Transfer Agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders

800 523-1918

For Securities Dealers
and Financial Institutions
Representatives Only

800 362-7500

Web Site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments (R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax (R) Online (SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our shareholder service center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

[DELAWARE LOGO]

(571)                                                         Printed in the USA
SA-129 [5/06] CGI 7/06                                      MF-06-06-042 P011110

Semiannual Report                       Delaware
                                        Small Cap Core Fund
                                        May 31, 2006



                                        Core equity mutual funds


[Delaware Logo]                         [LOGO] POWERED BY RESEARCH (R)


Table of contents

     > Disclosure of Fund expenses.............................................1

     > Sector allocation.......................................................2

     > Statement of net assets.................................................3

     > Statement of operations.................................................6

     > Statements of changes in net assets.....................................7

     > Financial highlights....................................................8

     > Notes to financial statements..........................................12

     > Other Fund information.................................................15

     > About the organization.................................................17




   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2005 to May 31, 2006


As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 to May 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Core Fund
Expense Analysis of an Investment of $1,000


                                                                      Expenses
                      Beginning        Ending                        Paid During
                       Account         Account      Annualized         Period*
                        Value           Value         Expense        12/1/05 to
                       12/1/05         5/31/06         Ratio          5/31/06
________________________________________________________________________________

Actual Fund Return

Class A              $1,000.00       $1,087.60         1.25%           $ 6.51
Class C               1,000.00        1,083.30         2.00%            10.39
Class R               1,000.00        1,088.70         1.50%             7.81
Institutional Class   1,000.00        1,089.50         1.00%             5.21
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A              $1,000.00       $1,018.70         1.25%           $ 6.29
Class C               1,000.00        1,014.96         2.00%            10.05
Class R               1,000.00        1,017.45         1.50%             7.54
Institutional Class   1,000.00        1,019.95         1.00%             5.04
________________________________________________________________________________

*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation

Delaware Small Cap Core Fund

As of May 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.



                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock                                                          96.40%

Basic Materials                                                        6.30%
Business Services                                                      4.39%
Capital Goods                                                          9.30%
Consumer Discretionary                                                 5.02%
Consumer Services                                                      2.34%
Consumer Staples                                                       1.74%
Credit Cyclicals                                                       2.25%
Energy                                                                 7.15%
Finance                                                               16.96%
Health Care                                                           11.92%
Media                                                                  0.89%
Real Estate                                                            4.77%
Technology                                                            19.86%
Transportation                                                         2.29%
Utilities                                                              1.22%
________________________________________________________________________________

Repurchase Agreements                                                  2.11%
________________________________________________________________________________

Total Market Value of Securities                                      98.51%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        1.49%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

Statement of net assets

Delaware Small Cap Core Fund

May 31, 2006 (Unaudited)



                                                       Number of       Market
                                                        Shares         Value
________________________________________________________________________________

Common Stock - 96.40%
________________________________________________________________________________

Basic Materials - 6.30%
 +AK Steel Holding                                      12,300      $    165,435
 +Century Aluminum                                       4,250           177,013
  Chesapeake                                             5,600            76,608
  Cytec Industries                                       3,150           181,377
  Ferro                                                  5,400            95,040
  FMC                                                    2,400           154,968
  Georgia Gulf                                           3,850           124,086
 +NS Group                                               4,200           209,663
 +PolyOne                                               17,400           164,430
  Steel Dynamics                                         3,400           197,506
  Wausau Paper                                           7,350            98,270
  Worthington Industries                                 5,100            86,853
                                                                     ___________

                                                                       1,731,249
                                                                     ___________

Business Services - 4.39%
  Administaff                                            2,950           113,369
 +Armor Holdings                                         3,200           182,783
  Healthcare Services Group                              6,100           123,891
 +Kforce                                                 9,400           143,632
 +Labor Ready                                            6,250           144,688
  McGrath RentCorp                                       5,050           134,078
 +TeleTech Holdings                                     10,550           127,022
  UniFirst                                               3,400           108,970
 +United Stationers                                      2,750           127,655
                                                                     ___________

                                                                       1,206,088
                                                                     ___________

Capital Goods - 9.30%
  Acuity Brands                                          4,900           195,510
 +AGCO                                                   7,650           187,119
  Applied Industrial Technologies                        2,700           104,085
  Barnes Group                                           3,800           156,902
  Briggs & Stratton                                      2,700            87,480
  Crane                                                  3,450           138,621
  DRS Technologies                                       2,750           146,465
 +Genlyte Group                                          3,350           233,762
 +Innovative Solutions & Support                         7,600           102,296
 +Kadant                                                 4,900           114,856
  Lawson Products                                        2,950           108,531
  Lincoln Electric Holdings                              2,700           148,392
  Lufkin Industries                                      2,850           172,397
  Manitowoc                                              4,650           213,853
 +Orbital Sciences                                      11,500           172,385
 +Rofin-Sinar Technologies                               2,450           133,672
 +URS                                                    3,350           142,007
                                                                     ___________

                                                                       2,558,333
                                                                     ___________

Consumer Discretionary - 5.02%
 +Charming Shoppes                                      15,250           169,885
 +Children's Place Retail Stores                         2,650           154,151
 +Guitar Center                                          3,250           156,488
 +Jos A Bank Clothiers                                   4,000           145,280
 +Pacific Sunwear Of California                          7,000           153,650
  Phillips-Van Heusen                                    4,100           145,345
 +Quiksilver                                            11,400           142,044
  Stage Stores                                           5,800           188,789
  Stride Rite                                            9,850           124,012
                                                                     ___________

                                                                       1,379,644
                                                                     ___________

Consumer Services - 2.34%
  CKE Restaurants                                        7,950           133,322
  IHOP                                                   3,200           153,663
  Lone Star Steakhouse & Saloon                          3,350            87,201
 +Papa John's International                              3,850           121,121
 +Shuffle Master                                         4,100           149,486
                                                                     ___________

                                                                         644,793
                                                                     ___________

Consumer Staples - 1.74%
  Casey's General Stores                                 8,100           181,359
  Chiquita Brands International                          5,900            84,429
  Longs Drug Stores                                      2,450           112,798
  Nu Skin Enterprises Class A                            5,800            99,528
                                                                     ___________

                                                                         478,114
                                                                     ___________

Credit Cyclicals - 2.25%
 +Jacuzzi Brands                                        12,150           113,846
  M/I Homes                                              2,700            97,200
 +Meritage Homes                                         1,950           104,501
  Thor Industries                                        3,850           185,107
 +Williams Scotsman International                        4,500           117,000
                                                                     ___________

                                                                         617,654
                                                                     ___________

Energy - 7.15%
 +Dresser-Rand Group                                     2,400            57,984
 +Grey Wolf                                             18,200           139,230
 +Hercules Offshore                                      4,500           164,565
 +James River Coal                                       2,950            93,604
 +Oceaneering International                              3,350           251,249
 +Oil States International                               5,400           187,596
  Penn Virginia                                          2,050           139,195
 +Petroquest Energy                                     13,150           136,892
  St. Mary Land & Exploration                            3,800           148,542
 +Universal Compression Holdings                         4,000           232,480
 +Veritas DGC                                            4,900           231,427
  World Fuel Services                                    3,700           184,815
                                                                     ___________

                                                                       1,967,579
                                                                     ___________

Finance - 16.96%
  ADVANTA                                                4,000           146,400
  American Home Mortgage Investment                      4,650           155,171
  AmerUs Group                                           1,850           107,559
  Bancfirst                                              3,100           138,725
  BankUnited Financial Class A                           5,550           172,161
  Center Financial                                       6,000           139,980
  City Holding                                           4,750           171,760
  Commercial Capital Bancorp                            10,450           164,065
 +CompuCredit                                            3,200           122,432
  Dime Community Bancshares                              6,400            90,496
  Direct General                                         8,750           154,963
  FBL Financial Group Class A                            3,700           132,386
  First Marblehead                                       2,050            93,009
  First Midwest Bancorp                                  2,750            96,690
  First Place Financial - Ohio                           4,900           111,965
  +FirstFed Financial                                    2,550           147,492
  Frontier Financial                                     5,800           198,243
  Greater Bay Bancorp                                    7,050           210,160


                                                               (continues)     3

Statement of net assets

Delaware Small Cap Core Fund



                                                       Number of       Market
                                                        Shares         Value
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Finance (continued)
  Hanover Insurance Group                                2,700         $ 127,845
  Kansas City Life Insurance                             1,950            89,271
  MainSource Financial Group                             4,940            83,980
 +MarketAxess Holdings                                  10,500           114,975
  Ohio Casualty                                          7,050           210,583
  PFF Bancorp                                            4,900           166,600
  Presidential Life                                      5,800           145,058
  Republic Bancorp                                      10,000           108,700
  RLI                                                    3,150           148,995
 +Sierra Health Services                                 4,500           185,399
  TierOne                                                5,550           182,040
 +Triad Guaranty                                         2,400           129,912
  Trustmark                                              3,950           118,540
 +United America Indemnity                               5,900           134,107
  West Coast Bancorp Oregon                              6,000           163,140
                                                                     ___________

                                                                       4,662,802
                                                                     ___________

Health Care - 11.92%
 +Adolor                                                 7,050           164,758
 +Alkermes                                               6,650           131,803
 +Applera-Celera Genomics                               10,000           112,000
 +Bio-Rad Laboratories Class A                           1,950           129,519
 +Candela                                                7,900           136,038
 +Digene                                                 4,300           160,734
 +First Horizon Pharmaceutical                           7,350           155,159
 +Gen-Probe                                              2,400           129,600
 +Geron                                                 12,300            85,608
 +Healthways                                             3,700           196,617
 +LifePoint Hospitals                                    3,150           111,290
 +Medarex                                               11,400           116,964
  Mentor                                                 2,950           119,151
 +MGI PHARMA                                             6,900           124,269
 +Myogen                                                 4,100           127,715
 +Noven Pharmaceuticals                                  7,450           130,524
  Owens & Minor                                          3,900           115,830
 +Pharmion                                               6,200           121,582
  PolyMedica                                             2,700           103,653
 +Res-Care                                               9,750           193,537
 +Techne                                                 2,200           120,296
 +Telik                                                  6,300           100,674
 +United Therapeutics                                    2,700           130,032
  Vital Signs                                            2,200           110,044
  West Pharmaceutical Services                           4,400           149,688
                                                                     ___________

                                                                       3,277,085
                                                                     ___________

Media - 0.89%
 +infoUSA                                               11,350           117,927
  Journal Communications Class A                         5,400            62,208
 +Scholastic                                             2,450            64,484
                                                                     ___________

                                                                         244,619
                                                                     ___________

Real Estate - 4.77%
  Brandywine Realty Trust                                6,550           190,080
  Equity Inns                                           10,000           154,499
  First Industrial Realty Trust                          3,100           114,700
  Glimcher Realty Trust                                  4,950           124,988
  Home Properties                                        2,950           146,733
  Maguire Properties                                     3,350           106,061
  Nationwide Health Properties                           6,050           126,990
  Pennsylvania Real Estate Investment Trust              3,150           117,495
  Senior Housing Properties Trust                        6,650           114,447
  Sovran Self Storage                                    2,450           115,567
                                                                     ___________

                                                                       1,311,560
                                                                     ___________

Technology - 19.86%
 +AMIS Holdings                                          9,450            92,705
 +Anixter International                                  3,100           151,063
 +Axcelis Technologies                                  24,300           154,791
 +BEA Systems                                              650             8,814
 +Blackboard                                             4,100           108,568
 +CACI International                                     2,400           146,208
 +Cymer                                                  3,950           183,240
 +Digital River                                          3,050           134,078
 +Digitas                                                7,400            96,274
 +Dionex                                                 2,250           121,185
 +Dobson Communications Class A                         17,000           146,030
 +EarthLink                                             10,450            87,049
 +FileNet                                                5,250           136,763
 +Internet Security Systems                              4,900           100,352
 +j2 Global Communications                               5,900           156,704
 +Kulicke & Soffa Industries                            11,000            88,770
 +Mercury Computer Systems                               9,500           155,990
 +MIPS Technologies                                     19,250           111,073
 +MTC Technologies                                       3,900           108,108
 +Multi-Fineline Electronix                              2,400            79,848
 +Netgear                                                7,300           170,893
 +OmniVision Technologies                                6,250           183,124
 +ON Semiconductor                                      23,200           140,128
 +Palm                                                  10,200           168,096
 +Photronics                                             7,800           131,586
  Plantronics                                            3,050            65,728
 +Progress Software                                      4,900           114,072
 +Quality Systems                                        3,250           107,965
 +RadiSys                                                8,100           168,075
 +Secure Computing                                      10,850            96,348
 +SI International                                       3,800           120,422
 +Skyworks Solutions                                    24,100           136,406
 +Synaptics                                              5,100           120,768
 +Tekelec                                               11,900           171,717
 +Tessera Technologies                                   6,400           180,735
 +UbiquiTel                                             11,400           118,674
  United Online                                          7,150            85,228
 +Universal Electronics                                  4,100            72,939
 +Varian Semiconductor Equipment                         6,450           199,627
 +Verint Systems                                         3,450           111,987
 +Viasat                                                 6,000           153,000
 +WebEx Communications                                   6,250           205,312
 +Wind River Systems                                     7,350            69,458
                                                                     ___________

                                                                       5,459,901
                                                                     ___________


                                                       Number of       Market
                                                        Shares         Value
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Transportation - 2.29%
  Arkansas Best                                          2,550      $    105,086
 +Bristow Group                                          3,200           115,232
 +HUB Group                                              4,500           212,939
  Pacer International                                    6,650           196,242
                                                                     ___________

                                                                         629,499
                                                                     ___________

Utilities - 1.22%
  Black Hills                                            3,450           116,713
  Cascade Natural Gas                                    5,400           113,400
  Otter Tail                                             4,050           105,665
                                                                     ___________

                                                                         335,778
                                                                     ___________

Total Common Stock (cost $25,335,747)                                 26,504,698
                                                                     ___________

                                                     Principal
                                                      Amount
________________________________________________________________________________

Repurchase Agreements - 2.11%
________________________________________________________________________________

  With BNP Paribas 4.88% 6/1/06
    (dated 5/31/06, to be repurchased
    at $364,749, collateralized by
    $136,200 U.S. Treasury Notes
    2.375% due 8/31/06, market
    value $136,194, $105,600
    U.S. Treasury Notes 2.75% due
    7/31/06, market value $106,187,
    $80,800 U.S. Treasury Notes 2.875%
    due 11/30/06, market value
    $79,965 and $46,600 U.S. Treasury
    Notes 6.50% due 2/15/10,
    market value $49,915)                            $364,700            364,700
  With Cantor Fitzgerald 4.88% 6/1/06
    (dated 5/31/06, to be repurchased
    at $215,329, collateralized by
    $93,600 U.S. Treasury Notes
    2.50% due 9/30/06, market
    value $93,258, $93,600 U.S. Treasury
    Notes 3.50% due 11/15/06,
    market value $93,145 and
    $31,700 U.S. Treasury Notes
    6.00% due 8/15/09, market
    value $33,208)                                    215,300            215,300
                                                                     ___________

Total Repurchase Agreements
  (cost $580,000)                                                        580,000
                                                                     ___________

Total Market Value of Securities - 98.51%

  (cost $25,915,747)                                                  27,084,698

Receivables and Other Assets Net
  of Liabilities - 1.49%                                                 408,839
                                                                     ___________

Net Assets Applicable to 2,268,432 Shares
  Outstanding - 100.00%                                              $27,493,537
                                                                     ___________

Net Asset Value - Delaware Small Cap Core Fund
  Class A ($12,247,195 / 1,009,303 Shares)                                $12.13
                                                                     ___________

Net Asset Value - Delaware Small Cap Core Fund
  Class C ($4,735,223 / 392,498 Shares)                                   $12.06
                                                                     ___________

Net Asset Value - Delaware Small Cap Core Fund
  Class R ($80,961 / 6,680 Shares)                                        $12.12
                                                                     ___________

Net Asset Value - Delaware Small Cap Core Fund
  Institutional Class ($10,430,158 / 859,951 Shares)                      $12.13
                                                                     ___________

Components of Net Assets at May 31, 2006:

Shares of beneficial interest
  (unlimited authorization - no par)                                 $25,744,014
Accumulated net realized gain on investments                             580,572
Net unrealized appreciation of investments                             1,168,951
                                                                     ___________

Total net assets                                                     $27,493,537
                                                                     ___________


+Non-income producing security for the period ended May 31, 2006.

Net Asset Value and Offering Price per Share -
  Delaware Small Cap Core Fund

Net asset value Class A (A)                                               $12.13
Sales charge (5.75% of offering price) (B)                                  0.74
                                                                     ___________

Offering price                                                            $12.87
                                                                     ___________

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.


See accompanying notes

Statement of operations

Delaware Small Cap Core Fund

Six Months Ended May 31, 2006 (Unaudited)


Investment Income:

  Dividends                                                                                                $ 82,449
  Interest                                                                                                   10,414     $   92,863
                                                                                                            _______     ___________

Expenses:
  Management fees                                                                                            69,644
  Distribution expenses - Class A                                                                            11,747
  Distribution expenses - Class C                                                                            12,925
  Distribution expenses - Class R                                                                               107
  Registration fees                                                                                          31,369
  Dividend disbursing and transfer agent fees and expenses                                                   13,983
  Reports and statements to shareholders                                                                     11,392
  Legal and professional fees                                                                                 5,788
  Custodian fees                                                                                              4,525
  Accounting and administration expenses                                                                      3,714
  Pricing fees                                                                                                  764
  Trustees' fees                                                                                                507
  Insurance fees                                                                                                367
  Other                                                                                                       7,147         173,979
                                                                                                            _______

  Less expenses absorbed or waived                                                                                          (56,785)
  Less waived distribution expenses - Class A                                                                                (1,895)
  Less waived distribution expenses - Class R                                                                                   (18)
  Less expense paid indirectly                                                                                                 (192)

                                                                                                                        ___________

  Total operating expenses                                                                                                  115,089
                                                                                                                        ___________


Net Investment Loss                                                                                                         (22,226)
                                                                                                                        ___________


Net Realized and Unrealized Gain on Investments:

  Net realized gain on investments                                                                                          606,615
  Net change in unrealized appreciation/depreciation of investments                                                         449,580
                                                                                                                        ___________

Net Realized and Unrealized Gain on Investments                                                                           1,056,195
                                                                                                                        ___________

Net Increase in Net Assets Resulting from Operations                                                                    $ 1,033,969
                                                                                                                        ___________


See accompanying notes

Statements of changes in net assets

Delaware Small Cap Core Fund


                                                                                                       Six Months          Year
                                                                                                          Ended            Ended
                                                                                                         5/31/06          11/30/05
                                                                                                      (Unaudited)

Increase (Decrease) in Net Assets from Operations:

  Net investment income (loss)                                                                       $    (22,226)      $    14,447
  Net realized gain on investments                                                                        606,615           244,228
  Net change in unrealized appreciation/depreciation of investments                                       449,580           282,499
                                                                                                     ____________       ___________

  Net increase in net assets resulting from operations                                                  1,033,969           541,174
                                                                                                     ____________       ___________

Dividends and Distributions to Shareholders from:

  Net investment income:
    Class A                                                                                                     -               (34)
    Institutional Class                                                                                   (17,577)           (8,157)

Net realized gain on investments:

    Class A                                                                                               (87,278)           (5,845)
    Class C                                                                                               (26,712)                -
    Institutional Class                                                                                  (134,760)       (1,387,384)
                                                                                                     ____________       ___________

                                                                                                         (266,327)       (1,401,420)
                                                                                                     ____________       ___________

Capital Share Transactions:

  Proceeds from shares sold:
    Class A                                                                                             8,555,095         3,781,560
    Class C                                                                                             3,900,152           844,303
    Class R                                                                                                83,224                12
    Institutional Class                                                                                 3,294,748         1,440,217

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                                70,540             5,879
    Class C                                                                                                24,266                 -
    Institutional Class                                                                                   152,337         1,395,541
                                                                                                     ____________       ___________

                                                                                                       16,080,362         7,467,512
                                                                                                     ____________       ___________

  Cost of shares repurchased:
    Class A                                                                                              (508,252)           (9,325)
    Class C                                                                                               (98,474)                -
    Class R                                                                                                (1,670)                -
    Institutional Class                                                                                  (120,234)           (9,039)
                                                                                                     ____________       ___________

                                                                                                         (728,630)          (18,364)
                                                                                                     ____________       ___________

Increase in net assets derived from capital share transactions                                         15,351,732         7,449,148
                                                                                                     ____________       ___________

Net Increase in Net Assets                                                                             16,119,374         6,588,902

Net Assets:
  Beginning of period                                                                                  11,374,163         4,785,261
                                                                                                     ____________       ___________

  End of period (including undistributed net investment income of $- and $17,534, respectively)      $ 27,493,537       $11,374,163
                                                                                                     ____________       ___________


See accompanying notes

Financial highlights

Delaware Small Cap Core Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                            Year Ended
                                                               Ended        ________________________________________________________
                                                             5/31/06 (1)    11/30/05    11/30/04    11/30/03    11/30/02    11/30/01
                                                             (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                          $11.380        $14.600     $13.080     $10.290     $11.130    $ 9.090

Income (loss) from investment operations:

Net investment income (loss) (2)                               (0.015)         0.022       0.026       0.036       0.079      0.111
Net realized and unrealized gain on investments                 0.995          1.035       2.481       3.350       0.069      2.082
                                                               ______         ______      ______      ______      ______    _______

Total from investment operations                                0.980          1.057       2.507       3.386       0.148      2.193
                                                               ______         ______      ______      ______      ______    _______
Less dividends and distributions from:

Net investment income                                               -         (0.025)     (0.044)     (0.075)     (0.108)     0.153)
Net realized gain on investments                               (0.230)        (4.252)     (0.943)     (0.521)     (0.880)         -
                                                               ______         ______      ______      ______      ______    _______

Total dividends and distributions                              (0.230)        (4.277)     (0.987)     (0.596)     (0.988)    (0.153)
                                                               ______         ______      ______      ______      ______    _______

Net asset value, end of period                                $12.130        $11.380     $14.600     $13.080     $10.290    $11.130
                                                              _______        _______     _______     _______     _______    _______

Total return (3)                                                8.76%          9.04%      20.62%      35.19%       1.08%     24.42%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $12,247         $3,863         $20         $13          $-         $-
Ratio of expenses to average net assets                         1.25%          1.02%       0.75%       0.75%       0.75%      0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.90%          2.53%       1.30%       1.34%       1.34%      1.18%
Ratio of net investment income (loss) to average net assets    (0.25%)         0.20%       0.20%       0.33%       0.74%      1.07%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly      (0.90%)        (1.31%)     (0.35%)     (0.26%)      0.15%      0.63%
Portfolio turnover                                               152%           104%        136%         44%         76%        82%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Delaware Small Cap Core Fund Class C



Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                        Six Months              8/1/05 (2)
                                                                                          Ended                    to
                                                                                        5/31/06 (1)             11/30/05
                                                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                      $11.360                $11.640

Income (loss) from investment operations:

Net investment loss (3)                                                                    (0.060)                (0.021)
Net realized and unrealized gain (loss) on investments                                      0.990                 (0.259)
                                                                                          _______                _______

Total from investment operations                                                            0.930                 (0.280)
                                                                                          _______                _______

Less dividends and distributions from:

Net realized gain on investments                                                           (0.230)                     -
                                                                                          _______                _______

Total dividends and distributions                                                          (0.230)                     -
                                                                                          _______                _______

Net asset value, end of period                                                            $12.060                $11.360
                                                                                          _______                _______

Total return (4)                                                                            8.33%                 (2.41%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                    $4,736                   $866
Ratio of expenses to average net assets                                                     2.00%                  2.00%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                                                    2.60%                  5.14%
Ratio of net investment loss to average net assets                                         (1.00%)                (0.56%)
Ratio of net investment loss to average net assets prior to
  expense limitation and expense paid indirectly                                           (1.60%)                (3.71%)
Portfolio turnover                                                                           152%                   104%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


                                                               (continues)     9

Financial highlights

Delaware Small Cap Core Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                                    Six Months
                                                                                                      Ended
                                                                                                    5/31/06 (1)
                                                                                                    (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                                  $11.360

Income (loss) from investment operations:

Net investment loss(2)                                                                                 (0.030)
Net realized and unrealized gain on investments                                                         1.020

                                                                                                       ______

Total from investment operations                                                                        0.990
                                                                                                       ______

Less dividends and distributions from:

Net realized gain on investments                                                                       (0.230)
                                                                                                       ______

Total dividends and distributions                                                                      (0.230)
                                                                                                       ______

Net asset value, end of period                                                                        $12.120
                                                                                                       ______

Total return(3)                                                                                         8.87%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                                   $81
Ratio of expenses to average net assets                                                                 1.50%
Ratio of expenses to average net assets prior to expense limitation
  and expense paid indirectly                                                                           2.20%
Ratio of net investment loss to average net assets                                                     (0.50%)
Ratio of net investment loss to average net assets prior to expense
  limitation and expense paid indirectly                                                               (1.20%)
Portfolio turnover                                                                                       152%
____________________________________________________________________________________________________________________________________

(1) Ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

As of November 30, 2005, the Delaware Small Cap Core Fund Class R had one share outstanding, representing the initial seed purchase.
Shareholder data for this class is not disclosed because management does not believe it to be meaningful.


See accompanying notes

Delaware Small Cap Core Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                             Six Months                           Year Ended
                                                               Ended        ________________________________________________________
                                                             5/31/06 (1)    11/30/05    11/30/04    11/30/03    11/30/02    11/30/01
                                                             (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                           $11.390       $14.600     $13.080     $10.290     $11.130    $ 9.090

Income from investment operations:

Net investment income(2)                                             -         0.031       0.026       0.036       0.079      0.111
Net realized and unrealized gain on investments                  1.000         1.036       2.481       3.350       0.069      2.082
                                                                ______        ______      ______      ______      ______    _______

Total from investment operations                                 1.000         1.067       2.507       3.386       0.148      2.193
                                                                ______        ______      ______      ______      ______    _______
Less dividends and distributions from:

Net investment income                                           (0.030)       (0.025)     (0.044)     (0.075)     (0.108)    (0.153)
Net realized gain on investments                                (0.230)       (4.252)     (0.943)     (0.521)     (0.880)         -
                                                                ______        ______      ______      ______      ______    _______

Total dividends and distributions                               (0.260)       (4.277)     (0.987)     (0.596)     (0.988)    (0.153)
                                                                ______        ______      ______      ______      ______    _______

Net asset value, end of period                                 $12.130       $11.390     $14.600     $13.080     $10.290    $11.130
                                                               _______       _______     _______     _______     _______    _______

Total return(3)                                                  8.95%         9.14%      20.62%      35.19%       1.08%     24.42%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $10,430        $6,645      $4,765      $3,948      $2,921     $2,890
Ratio of expenses to average net assets                          1.00%         0.94%       0.75%       0.75%       0.75%      0.75%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly                 1.60%         2.23%       1.00%       1.04%       1.04%      0.88%
Ratio of net investment income to average net assets             0.00%         0.28%       0.20%       0.33%       0.74%      1.07%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expense
  paid indirectly                                              (0.60%)        (1.01%)     (0.05%)      0.04%       0.45%      0.93%
Portfolio turnover                                                152%          104%        136%         44%         76%        82%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes to financial statements

Delaware Small Cap Core Fund

May 31, 2006 (Unaudited)



Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investment, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $305 for the six months ended May 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in the custodian fees and on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management
Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Fund through March 31, 2007.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2007 in order to prevent distribution and services fees of Class A shares and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Institutional Class shares pay no distribution and services expenses.

At May 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                 $ 3,878
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses
  payable to DSC                                                           4,335
Distribution fees payable to DDLP                                          6,338
Other expenses payable to DMC and affiliates*                             21,120

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2006, the Fund was charged $408 for internal legal services provided by DMC.

For the six months ended May 31, 2006, DDLP earned $21,099 for commissions on sales of the Fund's Class A shares. For the six months ended May 31, 2006, DDLP received gross contingent deferred sales charge commissions of $181 on redemption of the Fund's Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. Class A shares received no gross contingent deferred sales charge commissions during the period.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2006, the Fund made purchases of $28,405,226 and sales of $13,934,302 of investment securities other than short-term investments.

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments was $25,973,011. At May 31, 2006, net unrealized appreciation was $1,111,687 of which $1,863,454 related to unrealized appreciation of investments and $751,767 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and year ended November 30, 2005 was as follows:

                                                         Six Months      Year
                                                            Ended       Ended
                                                           5/31/06*    11/30/05
                                                         __________   __________

Ordinary income                                            $204,444   $  246,155
Long-term capital gain                                       61,883    1,155,265
                                                         __________   __________

Total                                                      $266,327   $1,401,420
                                                          _________   __________

*Tax information for the six months ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                        $25,744,014
Undistributed ordinary income                                            366,862
Undistributed long-term capital gain                                     270,974
Unrealized appreciation of investments                                 1,111,687
                                                                     ___________

Net assets                                                           $27,493,537
                                                                     ___________

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid - in capital                                                       $(5,876)
Undistributed net investment income                                      22,269
Accumulated net realized gain (loss)                                    (16,393)


                                                              (continues)     13

Notes to financial statements

Delaware Small Cap Core Fund


5. Capital Shares

Transactions in capital shares were as follows:


                                                    Six Months          Year
                                                      Ended            Ended
                                                     5/31/06          11/30/05

Shares sold:
  Class A                                             704,899         338,367
  Class C                                             322,043          76,257
  Class R                                               6,812               1
  Institutional Class                                 273,297         127,717

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                               6,254             548
  Class C                                               2,157               -
  Institutional Class                                  13,517         130,181
                                                    _________         _______

                                                    1,328,979         673,071
                                                    _________         _______

Shares repurchased:
  Class A                                             (41,292)           (848)
  Class C                                              (7,959)              -
  Class R                                                (133)              -
  Institutional Class                                 (10,253)           (797)
                                                    _________         _______

                                                      (59,637)         (1,645)
                                                    _________         _______

Net increase                                        1,269,342         671,426
                                                    _________         _______

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2006, or at any time during the period.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Small Cap Core Fund


Board Consideration of Delaware Small Cap Core Fund Investment Advisory
Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Core Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and
Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, extent and quality of service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the first quartile. The Board was satisfied with such performance.


                                                              (continues)     15

Other Fund information

Delaware Small Cap Core Fund


Comparative expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization


This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Core Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our shareholder service center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[Delaware Logo]





(567)                                                         Printed in the USA
SA-480 [5/06] CGI 7/06                             SEMI-0606 SM CAP CORE PO11113

Semiannual Report                       Delaware
                                        Small Cap Value Fund
                                        May 31, 2006


                                        Value equity mutual funds


[DELAWARE LOGO]                         [LOGO] POWERED BY RESEARCH (R)

Table of contents

> Disclosure of Fund expenses .............................................1

> Sector allocation .......................................................2

> Statement of net assets .................................................3

> Statement of operations .................................................6

> Statements of changes in net assets .....................................7

> Financial highlights ....................................................8

> Notes to financial statements ..........................................13

> Other Fund information .................................................17

> About the organization .................................................19


  Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

  Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2005 to May 31, 2006

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 to May 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect for certain classes. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Value Fund
Expense Analysis of an Investment of $1,000

                                                                        Expenses
                                 Beginning     Ending                 Paid During
                                  Account      Account    Annualized     Period
                                   Value       Value       Expense     12/1/05 to
                                  12/1/05      5/31/06      Ratio       5/31/06*
_________________________________________________________________________________

Actual Fund Return

Class A                         $1,000.00     $1,089.80      1.38%     $  7.19
Class B                          1,000.00      1,085.50      2.10%       10.92
Class C                          1,000.00      1,085.90      2.10%       10.92
Class R                          1,000.00      1,088.50      1.60%        8.33
Institutional Class              1,000.00      1,091.30      1.10%        5.74
_________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                         $1,000.00     $1,018.15      1.38%     $  6.94
Class B                          1,000.00      1,014.56      2.10%       10.55
Class C                          1,000.00      1,014.56      2.10%       10.55
Class R                          1,000.00      1,017.05      1.60%        8.05
Institutional Class              1,000.00      1,019.55      1.10%        5.54
_________________________________________________________________________________

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation

Delaware Small Cap Value Fund

As of May 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
_________________________________________________________________________________

Common Stock                                                           96.26%

Basic Industry                                                         13.76%
Business Services                                                       2.00%
Capital Spending                                                        7.35%
Consumer Cyclical                                                       1.34%
Consumer Services                                                      11.57%
Consumer Staples                                                        3.12%
Energy                                                                  7.31%
Financial Services                                                     18.14%
Health Care                                                             7.06%
Real Estate                                                             4.67%
Technology                                                             13.17%
Transportation                                                          3.81%
Utilities                                                               2.96%
_________________________________________________________________________________

Repurchase Agreements                                                   4.40%
_________________________________________________________________________________

Securities Lending Collateral                                          20.05%

Fixed Rate Notes                                                        5.41%
Variable Rate Notes                                                    14.64%
_________________________________________________________________________________

Total Market Value of Securities                                      120.71%
_________________________________________________________________________________

Obligation to Return Securities Lending Collateral                    (20.05%)
_________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                        (0.66%)
_________________________________________________________________________________

Total Net Assets                                                      100.00%
_________________________________________________________________________________

Statement of net assets

Delaware Small Cap Value Fund

May 31, 2006 (Unaudited)

                                                  Number of      Market
                                                    Shares       Value
________________________________________________________________________________

Common Stock - 96.26%
________________________________________________________________________________

Basic Industry - 13.76%
   Albemarle                                       129,000    $  6,192,000
*+ Alpha Natural Resources                         250,500       5,400,780
   Arch Coal                                       115,200       5,569,920
 * Bowater                                         215,800       4,993,612
 + Chaparral Steel                                  85,100       5,227,693
 * Crane                                           167,600       6,734,168
 + Crown Holdings                                  390,100       6,292,313
   FMC                                             104,500       6,747,565
 * Fuller (H.B.)                                   126,300       6,093,975
 * Georgia Gulf                                    249,600       8,044,608
 + Griffon                                         216,360       5,872,010
   IPSCO                                            63,100       5,967,998
 * MacDermid                                       235,900       7,341,208
 + Pactiv                                          166,500       4,107,555
*+ PolyOne                                         470,900       4,450,005
   Spartech                                        212,700       4,883,592
 * Texas Industries                                 86,700       4,245,699
   Valspar                                         162,100       4,460,992
 * Westlake Chemical                               155,100       4,842,222
                                                              ____________

                                                               107,467,915
                                                              ____________

Business Services - 2.00%
   Brink's                                         185,700      10,204,215
*+ United Stationers                               115,859       5,378,175
                                                              ____________

                                                                15,582,390
                                                              ____________

Capital Spending - 7.35%
*+ Casella Waste Systems                           345,700       5,392,920
 * Gibraltar Industries                            223,014       6,210,940
   Harsco                                          111,800       9,058,036
 + Insituform Technologies Class A                 124,400       3,184,640
 * Kaydon                                          198,000       8,262,540
   Mueller Industries                              187,900       6,134,935
 + Mueller Water Products Class A                  174,200       3,010,176
   Wabtec                                          289,900      10,137,803
   Walter Industries                               103,900       6,042,824
                                                              ____________

                                                                57,434,814
                                                              ____________

Consumer Cyclical - 1.34%
   Furniture Brands International                  153,800       3,309,776
   KB HOME                                          72,800       3,727,360
*+ WCI Communities                                 163,600       3,466,684
                                                              ____________

                                                                10,503,820
                                                              ____________

Consumer Services - 11.57%
 + AnnTaylor Stores                                244,550       9,405,393
   Applebee's International                        189,300       3,827,646
   Belo Class A                                    274,800       4,748,544
   Borders Group                                   236,500       4,909,740
 * Cato Class A                                    326,300       7,697,417
*+ CEC Entertainment                               167,600       5,591,136
 + Dollar Tree Stores                              245,000       6,475,350
 * K Swiss                                         169,100       4,460,858
   Kellwood                                        142,500       4,444,575
 * Kenneth Cole Productions Class A                126,900       3,117,933
*+ Lenox Group                                      92,600         940,816
   Meredith                                        105,000       5,255,250
 * Stage Stores                                    156,700       5,100,585
 * Thor Industries                                 152,500       7,332,200
 * Tuesday Morning                                 233,900       3,758,773
 * Wolverine World Wide                            276,150       6,334,881
*+ Zale                                            298,300       7,004,084
                                                              ____________

                                                                90,405,181
                                                              ____________

Consumer Staples - 3.12%
   American Greetings Class A                      286,900       6,452,381
   Bunge Limited                                    83,000       4,697,800
 + Constellation Brands                            244,200       6,031,740
   Del Monte Foods                                 607,200       7,189,248
                                                              ____________

                                                                24,371,169
                                                              ____________

Energy - 7.31%
*+ Energy Partners                                 308,300       6,535,960
 + Grey Wolf                                       832,600       6,369,390
 + Newfield Exploration                            115,100       4,918,223
 * Southwest Gas                                   195,600       5,693,916
   Tesoro                                           54,800       3,732,428
   TODCO                                           118,800       5,247,396
 + W-H Energy Services                             287,900      16,220,286
*+ Whiting Petroleum                               220,800       8,357,280
                                                              ____________

                                                                57,074,879
                                                              ____________

Financial Services - 18.14%
 * AmerUs Group                                    151,800       8,825,652
   Bank of Hawaii                                  182,800       9,273,444
 * BankUnited Financial Class A                    291,600       9,045,432
   Berkley (W.R.)                                  304,500      10,465,665
 * Boston Private Financial Holdings               258,200       7,746,000
   Colonial BancGroup                              479,100      12,772,806
   Compass Bancshares                               75,700       4,212,705
 * First Midwest Bancorp                           121,400       4,268,424
 * First Republic Bank                             230,400       9,681,408
 * Greater Bay Bancorp                             274,000       8,167,940
 * Harleysville Group                              153,800       4,258,722
 * Independent Bank                                 87,300       2,778,759
 * Infinity Property & Casualty                    143,500       6,115,970
 * MAF Bancorp                                     150,000       6,493,500
 * NBT Bancorp                                     135,200       2,981,160
   Platinum Underwriters Holdings                  237,100       6,387,474
 * Provident Bankshares                            233,000       8,220,240
 * Republic Bancorp                                404,836       4,400,567
 * Sterling Financial                              229,868       6,905,235
*+ Triad Guaranty                                  160,900       8,709,517
                                                              ____________

                                                               141,710,620
                                                              ____________

Health Care - 7.06%
 * Arrow International                             188,700       6,083,688
 + Community Health Systems                        164,500       6,201,650
 * Owens & Minor                                   223,600       6,640,920
 + Par Pharmaceuticals                             142,000       3,258,900
 + Pediatrix Medical Group                         168,400       7,778,396
*+ PRA International                               204,900       5,136,843
   Service Corp International                      753,900       6,023,661
 * STERIS                                          267,100       6,076,525
   Universal Health Services Class B               156,700       7,954,092
                                                              ____________

                                                                55,154,675
                                                              ____________


                                                               (continues)     3

Statement of net assets

Delaware Small Cap Value Fund

                                                 Number of       Market
                                                   Shares        Value
________________________________________________________________________________

Common Stock (continued)
________________________________________________________________________________

Real Estate - 4.67%
 * Ashford Hospitality Trust                       375,000    $  4,481,250
   Brandywine Realty Trust                         318,937       9,255,552
   Camden Property Trust                           108,600       7,754,040
 * Education Realty Trust                          184,900       2,607,090
 * Highland Hospitality                            413,400       5,002,140
 * Reckson Associates Realty                       192,000       7,380,480
                                                              ____________

                                                                36,480,552
                                                              ____________

Technology - 13.17%
   Acxiom                                          321,400       7,578,612
 + BEA Systems                                     796,200      10,796,472
*+ Bell Microproducts                              387,000       2,337,480
 + Brocade Communications Systems                1,777,600      10,861,136
*+ Checkpoint Systems                              265,600       5,999,904
*+ CommScope                                       291,200       8,511,776
*+ Emulex                                          423,200       7,499,104
*+ Entegris                                        454,800       4,402,464
 + Ingram Micro Class A                            397,800       6,866,028
 + Insight Enterprises                             322,500       5,850,150
 + International Rectifier                         123,400       5,497,470
 + NETGEAR                                         158,800       3,717,508
 * QAD                                             209,400       1,474,176
   Symbol Technologies                             321,400       3,815,018
*+ Synnex                                          210,800       3,781,752
 + Synopsys                                        310,100       6,335,343
 * Technitrol                                      329,700       7,523,754
                                                              ____________

                                                               102,848,147
                                                              ____________

Transportation - 3.81%
 * Alexander & Baldwin                             192,200       8,697,050
*+ Kirby                                           139,800      10,503,174
*+ SCS Transportation                               88,000       2,153,360
   SkyWest                                         197,400       4,585,602
*+ YRC Worldwide                                    97,800       3,857,232
                                                              ____________

                                                                29,796,418
                                                              ____________

Utilities - 2.96%
   Black Hills                                     110,100       3,724,683
 + El Paso Electric                                275,600       5,313,568
 * FairPoint Communications                        227,200       3,062,656
 * Otter Tail                                      181,700       4,740,553
 * PNM Resources                                   247,000       6,241,690
                                                              ____________

                                                                23,083,150
                                                              ____________

Total Common Stock (cost $569,631,749)                         751,913,730
                                                              ____________

                                               Principal
                                                 Amount
________________________________________________________________________________

Repurchase Agreements - 4.40%
________________________________________________________________________________

  With BNP Paribas 4.88% 6/1/06
    (dated 5/31/06, to be repurchased
    at $21,613,929, collateralized by
    $8,073,000 U.S. Treasury Notes
    2.375% due 8/31/06, market
    value $8,069,506, $6,257,000
    U.S. Treasury Notes 2.75% due
    7/31/06, market value $6,291,566,
    $4,789,000 U.S. Treasury Notes
    2.875% due 11/30/06, market
    value $4,737,915 and $2,764,000
    U.S. Treasury Notes 6.50% due
    2/15/10, market value $2,957,467)          $21,611,000      21,611,000
  With Cantor Fitzgerald 4.88% 6/1/06
    (dated 5/31/06, to be repurchased
    at $12,755,729, collateralized by
    $5,545,000 U.S. Treasury Notes
    2.50% due 9/30/06, market
    value $5,525,560, $5,545,000
    U.S. Treasury Notes 3.50% due
    11/15/06, market value $5,518,839
    and $1,878,000 U.S. Treasury
    Notes 6.00% due 8/15/09, market
    value $1,967,572)                           12,754,000      12,754,000
                                                              ____________
Total Repurchase Agreements
  (cost $34,365,000)                                            34,365,000
                                                              ____________

Total Market Value of Securities Before
  Securities Lending Collateral - 100.66%
  (cost $603,996,749)                                          786,278,730
                                                              ____________

                                               Principal         Market
                                                 Amount          Value
________________________________________________________________________________

Securities Lending Collateral** - 20.05%
________________________________________________________________________________

Short-Term Investments
Fixed Rate Notes - 5.41%
  Calyon 5.05% 6/19/06                       $   5,240,883     $ 5,240,883
  Citigroup Global Markets
    5.10% 6/1/06                                24,540,991      24,540,991
  Deutsche Bank London
    5.00% 6/29/06                                6,047,172       6,047,172
  Washington Mutual Grand
    5.00% 6/30/06                                6,450,317       6,450,317
                                                              ____________

                                                                42,279,363
                                                              ____________

~ Variable Rate Notes - 14.64%
    American Honda Finance
      5.07% 2/21/07                              3,628,303       3,628,303
    ANZ National 5.05% 7/2/07                      806,290         806,290
    Australia New Zealand 5.06% 7/2/07           4,031,448       4,031,448
    Bank of America 5.07% 2/23/07                5,240,883       5,240,883
    Bank of New York 5.07% 7/2/07                3,225,159       3,225,159
    Barclays 5.06% 5/18/07                       5,240,883       5,240,883
    Bayerische Landesbank 5.10% 8/25/06          4,031,448       4,031,448
    Bear Stearns 5.13% 11/30/06                  4,837,738       4,837,738
    BNP Paribas 5.14% 7/2/07                     4,031,448       4,031,448
    Canadian Imperial Bank 5.06% 7/2/07          2,015,724       2,015,724
    Canadian Imperial Bank
      5.07% 11/22/06                             4,031,448       4,031,448
    CDC Financial Products
      5.16% 6/30/06                              5,240,883       5,240,883
    Citigroup Global Markets
      5.13% 6/7/06                               5,240,883       5,240,883
    Commonwealth Bank 5.05% 7/2/07               4,031,448       4,031,448
    Goldman Sachs 5.20% 5/31/07                  5,240,883       5,240,883
    Manufacturers & Traders
      5.07% 9/26/06                              4,031,432       4,031,115
    Marshall & Ilsley Bank 5.06% 7/2/07          4,434,593       4,434,593
    Merrill Lynch Mortgage Capital
      5.16% 6/7/06                               3,628,303       3,628,303
    Morgan Stanley 5.24% 5/31/07                 4,998,996       4,998,996
    National Australia Bank 5.04% 3/7/07         4,998,996       4,998,996
    National City Bank 5.07% 3/2/07              4,838,188       4,839,545
    National Rural Utilities 5.07% 7/2/07        6,369,688       6,369,688
    Nordea Bank New York 5.06% 5/16/07           2,015,720       2,015,623
    Nordea Bank Norge 5.06% 7/2/07               4,031,448       4,031,448
    Royal Bank of Scotland 5.07% 7/2/07          4,031,448       4,031,448
    Societe Generale 4.99% 7/2/07                2,015,724       2,015,724
    Toyota Motor Credit 5.05% 6/23/06            4,031,457       4,031,478
    Wells Fargo 5.07% 7/2/07                     4,031,448       4,031,448
                                                              ____________

                                                               114,333,274
                                                              ____________
Total Securities Lending Collateral
(cost $156,612,637)                                            156,612,637
                                                              ____________


Total Market Value of Securities - 120.71%
  (cost $760,609,386)                                         $942,891,367!

Obligation to Return Securities Lending
  Collateral - (20.05%)**                                     (156,612,637)

Liabilities Net of Receivables and
  Other Assets - (0.66%)                                        (5,163,932)
                                                              ____________
Net Assets Applicable to 20,326,115 Shares
  Outstanding - 100.00%                                       $781,114,798
                                                              ____________

  Net Asset Value - Delaware Small Cap Value Fund
    Class A ($476,421,932 / 12,111,883 Shares)                      $39.34
                                                                    ______
  Net Asset Value - Delaware Small Cap Value Fund
    Class B ($105,867,203 / 2,895,743 Shares)                       $36.56
                                                                    ______
  Net Asset Value - Delaware Small Cap Value Fund
    Class C ($146,112,289 / 3,998,154 Shares)                       $36.54
                                                                    ______
  Net Asset Value - Delaware Small Cap Value Fund
    Class R ($17,022,636 / 436,549 Shares)                          $38.99
                                                                    ______
  Net Asset Value - Delaware Small Cap Value Fund
    Institutional Class ($35,690,738 / 883,786 Shares)              $40.38
                                                                    ______

Components of Net Assets at May 31, 2006:

Shares of beneficial interest
  (unlimited authorization - no par)                          $572,345,016
Accumulated net realized gain on investments                    26,487,801
Net unrealized appreciation of investments                     182,281,981
                                                              ____________

Total net assets                                              $781,114,798
                                                              ____________

 + Non-income producing security for the period ended May 31, 2006.

 * Fully or partially on loan.

 ~ Variable rate security. The interest rate shown is the rate at the time of purchase.

** See Note 7 in "Notes to Financial Statements."

 ! Includes $154,770,586 of securities loaned.

Net Asset Value and Offering Price per Share -
   Delaware Small Cap Value Fund

Net asset value Class A (A)                                         $39.34
Sales charge (5.75% of offering price) (B)                            2.40
                                                                    ______

Offering price                                                      $41.74
                                                                    ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Small Cap Value Fund

Six Months Ended May 31, 2006 (Unaudited)

Investment Income:

  Dividends                                                                     $3,025,032
  Interest                                                                         874,547
  Securities lending income                                                        103,595
  Foreign tax withheld                                                              (2,685)                $4,000,489
                                                                                __________                ___________

Expenses:

  Management fees                                                                2,779,498
  Distribution expenses - Class A                                                  690,472
  Distribution expenses - Class B                                                  553,763
  Distribution expenses - Class C                                                  697,621
  Distribution expenses - Class R                                                   42,412
  Dividend disbursing and transfer agent fees and expenses                       1,038,320
  Accounting and administration expenses                                           151,705
  Reports and statements to shareholders                                            52,087
  Registration fees                                                                 60,046
  Legal and professional fees                                                       43,147
  Insurance fees                                                                    12,559
  Trustees' fees                                                                    21,937
  Custodian fees                                                                    12,537
  Pricing fees                                                                         463
  Other                                                                              9,610                  6,166,177
                                                                                __________

  Less waiver of distribution expenses - Class A                                                              (43,610)
  Less waiver of distribution expenses - Class R                                                               (7,069)
  Less expense paid indirectly                                                                                 (2,309)
                                                                                                           ___________

  Total expenses                                                                                            6,113,189
                                                                                                           ___________

Net Investment Loss                                                                                        (2,112,700)
                                                                                                           ___________

Net Realized and Unrealized Gain on Investments and Foreign Currencies:

  Net realized gain (loss) on:
    Investments                                                                                            28,697,245
    Foreign currencies                                                                                           (185)
                                                                                                           ___________

  Net realized gain                                                                                        28,697,060
  Net change in unrealized appreciation/depreciation of investments                                        35,170,134
                                                                                                           ___________

Net Realized and Unrealized Gain on Investments                                                            63,867,194
                                                                                                           ___________

Net Increase in Net Assets Resulting from Operations                                                      $61,754,494
                                                                                                           ___________

See accompanying notes

Statements of changes in net assets

Delaware Small Cap Value Fund


                                                                                 Six Months                  Year
                                                                                   Ended                     Ended
                                                                                  5/31/06                  11/30/05
                                                                                (Unaudited)
Increase (Decrease) in Net Assets from Operations:

  Net investment loss                                                           $(2,112,700)              $(2,407,279)
  Net realized gain on investments                                               28,697,060                57,318,859
  Net change in unrealized appreciation/depreciation of investments              35,170,134                 5,620,978
                                                                                ___________               ___________

  Net increase in net assets resulting from operations                           61,754,494                60,532,558
                                                                                ___________               ___________

Dividends and Distributions to Shareholders from:

  Net realized gain on investments:
    Class A                                                                     (32,435,486)              (31,763,824)
    Class B                                                                      (8,947,128)              (13,514,764)
    Class C                                                                     (10,292,652)               (8,240,031)
    Class R                                                                        (868,000)                 (548,342)
    Institutional Class                                                          (2,443,227)               (2,698,187)
                                                                                ___________               ___________

                                                                                (54,986,493)              (56,765,148)
                                                                                ___________               ___________

Capital Share Transactions:

  Proceeds from shares sold:
    Class A                                                                      87,374,986               169,715,275
    Class B                                                                       4,982,660                14,236,482
    Class C                                                                      28,942,526                63,480,297
    Class R                                                                       7,262,230                 8,843,862
    Institutional Class                                                           5,683,929                14,240,093

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                      30,498,053                29,903,497
    Class B                                                                       8,309,204                12,427,282
    Class C                                                                       9,675,322                 7,549,508
    Class R                                                                         865,472                   548,342
    Institutional Class                                                           2,425,287                 2,698,187
                                                                                ___________               ___________

                                                                                186,019,669               323,642,825
                                                                                ___________               ___________

  Cost of shares repurchased:
    Class A                                                                     (56,367,566)              (65,214,888)
    Class B                                                                     (18,350,663)              (24,899,314)
    Class C                                                                     (13,111,521)              (18,127,279)
    Class R                                                                      (1,838,970)               (3,578,256)
    Institutional Class                                                          (3,714,858)              (10,142,609)
                                                                                ___________               ___________

                                                                                (93,383,578)             (121,962,346)
                                                                                ___________               ___________

Increase in net assets derived from capital share transactions                   92,636,091               201,680,479
                                                                                ___________               ___________

Net Increase in Net Assets                                                       99,404,092               205,447,889

Net Assets:

  Beginning of period                                                           681,710,706               476,262,817
                                                                               ____________              ____________
  End of period (there was no undistributed net investment income at either
    period end)                                                                $781,114,798              $681,710,706
                                                                               ____________              ____________

See accompanying notes

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months                         Year Ended
                                                                 Ended      ________________________________________________________
                                                               5/31/06(1)   11/30/05   11/30/04    11/30/03   11/30/02   11/30/01
                                                              (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                            $  39.110   $ 39.640   $ 35.220   $  27.120   $ 29.350   $ 25.980

Income (loss) from investment operations:

Net investment income (loss)(2)                                    (0.064)    (0.075)    (0.105)     (0.136)    (0.060)     0.059
Net realized and unrealized gain on investments                     3.347      4.170      6.879       9.079      0.574      4.429
                                                                  _______    _______    _______     _______    _______    _______

Total from investment operations                                    3.283      4.095      6.774       8.943      0.514      4.488
                                                                  _______    _______    _______     _______    _______    _______

Less dividends and distributions:

From net investment income                                              -          -          -           -          -     (0.026)
From net realized gain on investments                              (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.047)
In excess of net realized gain on investments                           -          -          -           -          -     (0.045)
                                                                  _______    _______    _______     _______    _______    _______

Total dividends and distributions                                  (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.118)
                                                                  _______    _______    _______     _______    _______    _______

Net asset value, end of period                                  $  39.340   $ 39.110   $ 39.640   $  35.220   $ 27.120   $ 29.350
                                                                  _______    _______    _______     _______    _______    _______

Total return(3)                                                     8.98%     11.42%     20.52%      34.17%      1.60%     17.66%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $ 476,422   $409,567   $270,332   $ 240,322   $180,696   $182,925
Ratio of expenses to average net assets                             1.38%      1.44%      1.54%       1.63%      1.63%      1.58%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                           1.40%      1.44%      1.54%       1.63%      1.63%      1.58%
Ratio of net investment income (loss) to average net assets        (0.33%)    (0.20%)    (0.30%)     (0.47%)    (0.21%)     0.21%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly         (0.35%)    (0.20%)    (0.30%)     (0.47%)    (0.21%)     0.21%
Portfolio turnover                                                    31%        33%        35%         42%        47%        72%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not  been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months                         Year Ended
                                                                 Ended      ________________________________________________________
                                                               5/31/06(1)   11/30/05   11/30/04    11/30/03   11/30/02   11/30/01
                                                              (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $36.690    $37.690    $33.820    $ 26.260    $28.680   $ 25.520

Income (loss) from investment operations:

Net investment loss(2)                                             (0.191)    (0.311)    (0.334)     (0.327)    (0.252)    (0.138)
Net realized and unrealized gain on investments                     3.114      3.936      6.558       8.730      0.576      4.345
                                                                  _______    _______    _______     _______    _______    _______

Total from investment operations                                    2.923      3.625      6.224       8.403      0.324      4.207
                                                                  _______    _______    _______     _______    _______    _______

Less dividends and distributions from:

Net realized gain on investments                                   (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.047)
                                                                  _______    _______    _______     _______    _______    _______

Total dividends and distributions                                  (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.047)
                                                                  _______    _______    _______     _______    _______    _______

Net asset value, end of period                                    $36.560    $36.690    $37.690    $ 33.820    $26.260   $ 28.680
                                                                  _______    _______    _______     _______    _______    _______

Total return(3)                                                     8.55%     10.68%      19.69%     33.21%      0.91%     16.83%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $105,867   $110,684   $111,348    $107,136    $86,641   $ 83,648
Ratio of expenses to average net assets                             2.10%      2.14%      2.24%       2.33%      2.33%      2.28%
Ratio of net investment loss to average net assets                 (1.05%)    (0.90%)    (1.00%)     (1.17%)    (0.91%)    (0.49%)
Portfolio turnover                                                    31%        33%        35%         42%        47%        72%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes


                                                               (continues)     9

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months                        Year Ended
                                                                 Ended      ________________________________________________________
                                                               5/31/06(1)   11/30/05   11/30/04    11/30/03   11/30/02   11/30/01
                                                              (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $36.670    $37.680    $33.810     $26.250    $28.670    $25.510

Income (loss) from investment operations:

Net investment loss(2)                                             (0.190)    (0.313)    (0.333)     (0.326)    (0.251)    (0.135)
Net realized and unrealized gain on investments                     3.113      3.928      6.557       8.729      0.575      4.342
                                                                  _______    _______    _______     _______    _______    _______

Total from investment operations                                    2.923      3.615      6.224       8.403      0.324      4.207
                                                                  _______    _______    _______     _______    _______    _______
Less dividends and distributions from:

Net realized gain on investments                                   (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.047)
                                                                  _______    _______    _______     _______    _______    _______

Total dividends and distributions                                  (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.047)
                                                                  _______    _______    _______     _______    _______    _______

Net asset value, end of period                                    $36.540   $ 36.670    $37.680     $33.810    $26.250    $28.670
                                                                  _______    _______    _______     _______    _______    _______

Total return(3)                                                     8.59%     10.65%      19.69%     33.22%      0.91%     16.88%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $146,112   $119,968    $66,313     $48,453    $34,140    $31,823
Ratio of expenses to average net assets                             2.10%      2.14%      2.24%       2.33%      2.33%      2.28%
Ratio of net investment loss to average net assets                 (1.05%)    (0.90%)    (1.00%)     (1.17%)    (0.91%)    (0.49%)
Portfolio turnover                                                    31%        33%        35%         42%        47%        72%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Six Months
                                                                               Ended         Year Ended         6/2/03(2)
                                                                             5/31/06(1)  ___________________      to
                                                                            (Unaudited)  11/30/05   11/30/04    11/30/03
_______________________________________________________________________________________________________________________

Net asset value, beginning of period                                         $38.840     $39.480     $35.190    $29.000

Income (loss) from investment operations:

Net investment loss(3)                                                        (0.106)     (0.169)     (0.209)    (0.160)
Net realized and unrealized gain on investments                                3.309       4.154       6.853      6.350
                                                                             _______     _______     _______    _______

Total from investment operations                                               3.203       3.985       6.644      6.190
                                                                             _______     _______     _______    _______

Less dividends and distributions from:

Net realized gain on investments                                              (3.053)     (4.625)     (2.354)         -
                                                                             _______     _______     _______    _______

Total dividends and distributions                                             (3.053)     (4.625)     (2.354)         -
                                                                             _______     _______     _______    _______

Net asset value, end of period                                               $38.990     $38.840     $39.480    $35.190
                                                                             _______     _______     _______    _______

Total return(4)                                                                8.85%      11.15%      20.15%     21.35%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                      $17,023     $10,574      $4,539     $1,740
Ratio of expenses to average net assets                                        1.60%       1.70%       1.84%      1.97%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                      1.70%       1.74%       1.84%      1.97%
Ratio of net investment loss to average net assets                            (0.55%)     (0.46%)     (0.60%)    (0.97%)
Ratio of net investment loss to average net assets prior to expense
  limitation and expenses paid indirectly                                     (0.65%)     (0.50%)     (0.60%)    (0.97%)
Portfolio turnover                                                               31%         33%         35%        42%
_______________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations, ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                              (continues)     11

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months                         Year Ended
                                                                 Ended      ________________________________________________________
                                                               5/31/06(1)   11/30/05   11/30/04    11/30/03   11/30/02   11/30/01
                                                              (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $40.020    $40.350    $35.700     $27.400    $29.540    $26.130

Income (loss) from investment operations:

Net investment income (loss)(2)                                    (0.001)     0.036          -      (0.050)     0.026      0.144
Net realized and unrealized gain on investments                     3.414      4.259      7.004       9.193      0.578      4.458
                                                                  _______    _______    _______     _______    _______    _______

Total from investment operations                                    3.413      4.295      7.004       9.143      0.604      4.602
                                                                  _______    _______    _______     _______    _______    _______

Less dividends and distributions:

From net investment income                                              -          -          -           -          -     (0.100)
From net realized gain on investments                              (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.047)
In excess of net realized gain on investments                           -          -          -           -          -     (0.045)
                                                                  _______    _______    _______     _______    _______    _______

Total dividends and distributions                                  (3.053)    (4.625)    (2.354)     (0.843)    (2.744)    (1.192)
                                                                  _______    _______    _______     _______    _______    _______

Net asset value, end of period                                    $40.380    $40.020    $40.350     $35.700    $27.400    $29.540
                                                                  _______    _______    _______     _______    _______    _______


Total return(3)                                                     9.13%     11.77%     20.88%      34.57%      1.88%     18.09%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                           $35,691    $30,918    $23,731     $33,387    $19,459    $18,224
Ratio of expenses to average net assets                             1.10%      1.14%      1.24%       1.33%      1.33%      1.28%
Ratio of net investment income (loss) to average net assets        (0.05%)     0.10%          -      (0.17%)     0.09%      0.51%
Portfolio turnover                                                    31%        33%        35%         42%        47%        72%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes to financial statements

Delaware Smalll Cap Value Fund

May 31, 2006 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq
Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities Lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware
Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $21,794 for the six months ended May 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."


                                                              (continues)     13

Notes to financial statements

Delaware Small Cap Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. Effective March 27, 2006, DDLP has contracted to limit distribution and service fees through March 31, 2007 for Class A shares from exceeding 0.25% of average daily net assets. DDLP has contracted to waive distribution and service fees through March 31, 2007, in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At May 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                  $495,813
Dividend disbursing, transfer agent, accounting
  and administration fees  and other
  expenses payable to DSC                                  204,008
Distribution fee payable to DDLP                           329,843
Other expenses payable to DMC and affiliates*               57,718

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal, and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2006, the Fund was charged $16,012 for internal legal services provided by DMC.

For the six months ended May 31, 2006, DDLP earned $57,382 for commissions on sales of the Fund's Class A shares. For the six months ended May 31, 2006, DDLP received gross contingent deferred sales charge commissions of $337, $45,835 and $12,579 on redemption of the Fund's Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2006, the Fund made purchases of $152,027,508 and sales of $112,580,608 of investment securities other than short-term investments.

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments was $760,700,537. At May 31, 2006, the net unrealized appreciation was $182,190,830 of which $197,007,060 related to unrealized appreciation of investments and $14,816,230 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and the year ended November 30, 2005 were as follows:

                         Six Months          Year
                           Ended             Ended
                          5/31/06*         11/30/05
                         __________        ________

Ordinary Income         $ 5,982,465     $12,396,508
Long-term capital gain   49,004,028      44,368,640
                        ___________     ___________

Total                   $54,986,493     $56,765,148
                        ___________     ___________

*Tax information for the period ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest            $572,345,016
Undistributed ordinary income               7,205,209
Undistributed long-term capital gains      19,373,743
Unrealized appreciation/depreciation of
  investments and foreign currencies      182,190,830
                                         ____________

Net assets                               $781,114,798
                                         ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales. The undistributed earnings for Delaware Small Cap Value Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss          $ 2,112,700
Accumulated net realized gain             (2,112,700)

5. Capital Shares

Transactions in capital shares were as follows:

                                    Six Months            Year
                                      Ended               Ended
                                     5/31/06             11/30/05
Shares sold:
  Class A                           2,252,079           4,580,248
  Class B                             138,164             410,074
  Class C                             804,757           1,810,137
  Class R                             188,269             238,720
  Institutional Class                 142,243             375,009

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                             832,528             835,591
  Class B                             243,243             367,867
  Class C                             283,381             223,532
  Class R                              23,806              15,416
  Institutional Class                  64,569              73,902
                                    _________           _________

                                    4,973,039           8,930,496
                                    _________           _________

Shares repurchased:
  Class A                          (1,444,061)         (1,764,729)
  Class B                            (502,669)           (715,069)
  Class C                            (361,343)           (522,361)
  Class R                             (47,784)            (96,840)
  Institutional Class                 (95,533)           (264,582)
                                    _________           _________

                                   (2,451,390)        (3,363,581)
                                    _________           _________

Net increase (decrease)             2,521,649          5,566,915
                                    _________           _________

For the six months ended May 31, 2006, and the year ended November 30, 2005, 177,173 Class B shares were converted to 165,378 Class A shares valued at $6,499,780 and 116,955 Class B shares were converted to 110,188 Class A shares valued at $4,191,667, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2006, or at any time during the period.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2006, the market value of the securities on loan was $154,770,586, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."


                                                              (continues)     15

Notes to financial statements

Delaware Small Cap Value Fund

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. There were no direct holdings during the six months ended May 31, 2006.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At
May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Value Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent And Quality Of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10-year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the three, five and 10 year periods was in the second quartile. The Board was satisfied with such performance.


                                                              (continues)     17

Other Fund information

Delaware Small Cap Value Fund

Board Consideration of Delaware Small Cap Value Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's stated objective. In evaluating the total expenses, the Board considered recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies Of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800
SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware
  Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our shareholder service center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[Delaware Logo]


(564)                                                 Printed in the USA
SA-021 [5/-06] CGI 7/06                  SEMI-0606 SM CAP VALUE  PO11112

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Equity Funds V



PATRICK P. COYNE
________________________________
By:      Patrick P. Coyne
Title:   President and Chief Executive Officer
Date:    August 3, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



PATRICK P. COYNE
________________________________
By:      Patrick P. Coyne
Title:   President and Chief Executive Officer
Date:    August 3, 2006



MICHAEL P. BISHOF
________________________________
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 3, 2006